united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100

Laurel MD 20707

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 7/31

Date of reporting period: 1/31/17

Item 1. Reports to Stockholders.

Arrow DWA Balanced Fund
Arrow DWA Tactical Fund
Arrow Alternative Solutions Fund
Arrow Managed Futures Strategy Fund
Arrow Commodity Strategy Fund

Semi-Annual Report
January 31, 2017

1-877-277-6933

Distributed by Archer Distributors, LLC
Member FINRA

Arrow DWA Balanced Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2017

The Fund's performance figures* for the periods ended January 31, 2017, as compared to its benchmarks:
						Annualized
	Six Months	One Year	Annualized Three Year	Annualized Five Year	Annualized Ten Year	Since Inception - January 31, 2017
The Arrow DWA Balanced Fund - Class A **	(2.95)%	5.66%	1.35%	4.17%	3.48%	4.35%
The Arrow DWA Balanced Fund - Class A with load **	(8.56)%	(0.40)%	(0.62)%	2.95%	2.87%	3.76%
The Arrow DWA Balanced Fund - Class C **	(3.36)%	4.88%	0.58%	3.39%	2.69%	3.56%
The Arrow DWA Balanced Fund - Institutional Class Shares ***	(2.85)%	5.88%	1.61%	N/A	N/A	4.06%
Bloomberg Barclays US Aggregate Bond Index	(2.95)%	1.45%	2.59%	2.09%	4.37%	4.48%** / 2.33%***
S&P 500 Total Return Index	5.96%	20.04%	10.85%	14.09%	6.99%	7.97%** / 12.86%***
Morningstar Global Flexible Allocation EW Index	1.78%	9.77%	1.75%	3.41%	2.41%	3.07%^ / 2.99% ^^

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated using the traded NAV on January 31, 2017. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.71% for Class A shares, 2.46% for Class C shares and 1.46% for the Institutional Class shares per the December 1, 2016 prospectus. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund's expense ratios is avaialable in the Financial Highlights.

** Inception date is August 7, 2006 for Class A and Class C shares.

*** Inception date is March 21, 2012 for Institutional Class shares.

^Since 9/1/06 (Only monthly returns are available, therefore not able to show data as of 8/7/06)

^^Since 4/1/12 (Only monthly returns are available, therefore not able to show data as of 3/21/12)

The Bloomberg Barclays US Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The Morningstar Global Flexible Allocation EW Index offers exposure to all of the major asset classes globally, but do not have a specific target asset allocation, thus may invest in variable proportions of stocks, bond or cash.

The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds - Debt Funds	25.8%
Exchange Traded Funds - Equity Funds	16.6%
Exchange Traded Fund - Foreign Index Funds	13.8%
Mutual Funds	14.4%
Common Stocks
Consumer, cyclical	5.2%
Industrial	4.8%
Technology	3.6%
Communications	2.7%
Consumer, Non-cyclical	2.4%
Basic Materials	1.9%
Financial	1.1%
Energy	1.0%
Money Market Fund	4.5%
Other, Cash & Cash Equivalents	2.2%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Arrow DWA Tactical Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2017

The Fund's performance figures* for the periods ended January 31, 2017, as compared to its benchmarks:
					Annualized
	Six Months	One Year	Annualized Three Year	Annualized Five Year	Since Inception - January 31, 2017
The Arrow DWA Tactical Fund - Class A **	0.58%	10.68%	3.86%	7.42%	2.37%
The Arrow DWA Tactical Fund - Class A with load **	(5.25)%	4.28%	1.82%	6.14%	1.67%
The Arrow DWA Tactical Fund - Class C **	0.16%	9.85%	3.07%	6.60%	1.60%
The Arrow DWA Tactical Fund - Institutional Class Shares ***	0.67%	10.96%	4.11%	N/A	7.35%
S&P 500 Total Return Index	5.96%	20.04%	10.85%	14.09%	8.10%** /12.86% ***
Bloomberg Barclays US Aggregate Bond Index	(2.95)%	1.45%	2.59%	2.09%	4.09%** / 2.33% ***
Morningstar Global Flexible Allocation EW Index	1.78%	9.77%	1.75%	3.41%	1.62%^ / 2.99% ^^

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.76% for Class A shares, 2.51% for Class C shares and 1.51% for the Institutional Class shares per the December 1, 2016 prospectus. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund's expense ratios is avaialable in the Financial Highlights.

** Inception date is May 30, 2008 for Class A and Class C shares.

*** Inception date is March 21, 2012 for Institutional Class shares.

^Since 6/1/08 (Only monthly returns are available, therefore not able to show data as of 5/30/08)

^^Since 4/1/12 (Only monthly returns are available, therefore not able to show data as of 3/21/12)

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The Bloomberg Barclays US Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The Morningstar Global Flexible Allocation EW Index offers exposure to all of the major asset classes globally, but do not have a specific target asset allocation, thus may invest in variable proportions of stocks, bond or cash.

The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	89.7%
Money Market Fund	7.8%
Other, Cash & Cash Equivalents	2.5%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Arrow Alternative Solutions Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2017

The Fund’s performance figures* for the periods ended January 31, 2017, as compared to its benchmarks:

					Annualized
	Six Months	One Year	Annualized Three Year	Annualized Five Year	Since Inception - January 31, 2017
The Arrow Alternative Solutions Fund - Class A **	4.23%	12.89%	5.19%	2.45%	(0.10)%
The Arrow Alternative Solutions Fund - Class A with load **	(1.74)%	6.44%	3.14%	1.24%	(0.74)%
The Arrow Alternative Solutions Fund - Class C **	3.81%	11.99%	4.36%	1.70%	(0.83)%
The Arrow Alternative Solutions Fund - Institutional Class Shares ***	4.32%	13.13%	5.44%	N/A	2.70%
S&P 500 Total Return Index	5.96%	20.04%	10.85%	14.09%	6.55% **/12.86% ***
Bloomberg Barclays US Aggregate Bond Index	(2.95)%	1.45%	2.59%	2.09%	4.20% ** / 2.33% ***
Credit Suisse Fixed Income Arbitrage Hedge Fund Index	8.31%	10.08%	4.33%	5.50%	3.80%^ / 5.31%^^
PCM Emerald Long/Short Debt HF Index	0.96%	4.83%	0.19%	(0.39)%	4.25%^ / (0.45)%^^

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.44% for Class A shares, 2.19% for Class C shares and 1.19% for the Institutional Class shares per the December 1, 2016 prospectus. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund's expense ratios is avaialable in the Financial Highlights.

** Inception date is October 31, 2007 for Class A and Class C shares.

*** Inception date is March 21, 2012 for Institutional Class shares.

^Since 11/1/07 (Only monthly returns are available, therefore not able to show data as of 10/31/07)

^^Since 4/1/12 (Only monthly returns are available, therefore not able to show data as of 3/21/12)

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The Bloomberg Barclays US Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The Credit Suisse Fixed Income Arbitrage Hedge Fund Index is a subset of the Credit Suisse Hedge Fund IndexSM that measures the aggregate performance of dedicated short bias funds. Fixed income arbitrage funds typically attempt to generate profits by exploiting inefficiencies and price anomalies between related fixed income securities. Funds often seek to limit volatility by hedging out exposure to the market and interest rate risk. Strategies may include leveraging long and short positions in similar fixed income securities that are related either mathematically or economically. The sector includes credit yield curve relative value trading involving interest rate swaps, government securities and futures; volatility trading involving options; and mortgage-backed securities arbitrage (the mortgage-backed market is primarily U.S.-based and over-the-counter).

The PCM Emerald Long/Short Debt HF Index uses an approach selecting the ETFs based upon a multi-factor quantitative approach.

The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
Money Market Fund	39.7%
U.S. Treasury	35.2%
Corporate Bonds	28.1%
Exchange Traded Funds - Debt Funds	22.3%
Liabilities in Excess of Other Assets	(25.3)%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Arrow Managed Futures Strategy Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2017

The Fund’s performance figures* for the periods ended January 31, 2017, as compared to its benchmarks:

					Annualized
	Six Months	One Year	Annualized Three Year	Annualized Five Year	Since Inception- January 31, 2017
The Arrow Managed Futures Strategy Fund - Class A **	(16.06)%	(10.49)%	(1.19)%	(2.68)%	(2.59)%
The Arrow Managed Futures Strategy Fund - Class A with load **	(20.90)%	(15.62)%	(3.13)%	(3.82)%	(3.44)%
The Arrow Managed Futures Strategy Fund - Class C **	(16.28)%	(10.91)%	(1.88)%	(3.38)%	(3.28)%
The Arrow Managed Futures Strategy Fund - Institutional Class Shares ***	(15.83)%	(10.20)%	(0.98)%	N/A	(1.96)%
A.I. Managed Futures Volatility Index	5.93%	14.61%	4.51%	11.82%	7.66%^ / 5.73% ^^
S&P 500 Total Return Index	5.96%	20.04%	10.85%	14.09%	12.50% ** / 12.86% ***
Bloomberg Barclays US Aggregate Bond Index	(2.95)%	1.45%	2.59%	2.09%	3.36% ** / 2.33% ***
Bloomberg BarclayHedge BTOP50 Index	(7.62)%	(8.45)%	1.97%	0.64%	0.61%^ / 0.90% ^^
* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.43% for Class A shares, 2.18% for Class C shares and 1.18% for the Institutional Class shares per the December 1, 2016 prospectus. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund's expense ratios is avaialable in the Financial Highlights.

** Inception date is April 30, 2010 for Class A and Class C shares. Inception date is March 21, 2012 for Institutional Class shares.

*** Inception date is March 21, 2012 for Institutional Class shares.

^Since 5/1/10 (Only monthly returns are available, therefore not able to show data as of 4/30/10)

^^Since 4/1/12 (Only monthly returns are available, therefore not able to show data as of 3/21/12)

The A.I. Managed Futures Volatility Index (AIMFV) is a long/short/flat diversified managed futures index. The index is both systematically and quantitatively based index of numerous components that serve as a proxy for exposures to economic sectors related to financial futures, commodity and volatility futures. Elementally AIMFV provides exposure to Managed Futures sectors. This exposure is complimented with innovative overlays that account for multi-factor seasonality, and a focus on efficient access to directional movements inherent in the underlying components of futures contracts.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The Bloomberg Barclays US Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 8,200 fixed income issues and is valued at around $15 trillion, representing 43% of the total U.S. bond market.

The Bloomberg BarclayHedge BTOP50 Index (“BTOP50”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. To be included in the BTOP50, the following criteria must be met: program must be open for investment; manager must be willing to provide us daily returns; program must have at least two years of trading activity; program’s advisor must have at least three years of operating history; and the BTOP50’s portfolio will be equally weighted among the selected programs at the beginning of each calendar year and will be rebalanced annually.

The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
U.S. Treasury	93.4%
Money Market Fund	25.7%
Liabilities in Excess of Other Assets	(19.1)%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Arrow Commodity Strategy Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2017

The Fund’s performance figures* for the periods ended January 31, 2017, as compared to its benchmarks:

					Annualized
	Six Months	One Year	Annualized Three Year	Annualized Five Year	Since Inception - January 31, 2017
The Arrow Commodity Strategy Fund - Class A **	0.90%	11.51%	(10.47)%	(9.72)%	(7.98)%
The Arrow Commodity Strategy Fund - Class A with load **	(4.91)%	5.05%	(12.22)%	(10.79)%	(8.87)%
The Arrow Commodity Strategy Fund - Class C **	0.56%	10.68%	(11.16)%	(10.41)%	(8.66)%
The Arrow Commodity Strategy Fund - Institutional Class Shares ***	1.08%	11.90%	(10.25)%	N/A	(9.81)%
Longview Extended Commodity Index	1.69%	14.93%	(8.00)	(7.54)%	(5.68)%^ / (7.89)% ^^
S&P 500 Total Return Index	5.96%	20.04%	10.85%	14.09%	12.63%** / 12.86% ***
A.I. Extended Commodity Index	(3.07)%	12.33%	(8.93)%	(7.40)%	(5.45)%^ / (7.33)% ^^
* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund's total annual operating expenses are 3.98% for Class A shares, 4.73% for Class C shares, and 3.73% for Institutional Class shares per the December 1, 2016 prospectus. After fee waivers, the Fund's total annual operating expenses are 2.04%, 2.79%, and 1.79%, respectively. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-277-6933. Updated information regarding the Fund's expense ratios is avaialable in the Financial Highlights.

** Inception date is December 31, 2010 for Class A and Class C shares.

*** Inception date is March 21, 2012 for Institutional Class shares.

^ LEX and AIECI since inception are able to match to Fund Share Class inception dates for Class A and Class C

^^ LEX and AIECI since inception are able to match to Fund Share Class inception dates for Class I

Longview Extended Commodity Index (LEX): Provides broad-based commodity exposure across 6 major sectors, represented by 16 components.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The A.I. Extended Commodity Index is a diversified commodity index. The index is both systematically and quantitatively based index of numerous components that serve as a proxy for exposures to economic sectors related to commodities.

The Fund’s Asset Classes are as follows:

Asset Class	% of Net Assets
U.S. Treasury	75.3%
Money Market Fund	5.1%
Exchange Traded Note - Commodity	4.6%
Other / Cash & Cash Equivalents	15.0%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Arrow DWA Balanced Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

January 31, 2017

Shares		Value
	COMMON STOCKS - 22.7%
	AEROSPACE/DEFENSE - 0.8%
4,868	Arconic, Inc.	$110,942
662	Boeing Co.	108,184
653	General Dynamics Corp.	118,245
740	L3 Technologies, Inc.	117,431
452	Lockheed Martin Corp.	113,601
474	Northrop Grumman Corp.	108,584
789	Raytheon Co.	113,742
1,211	Rockwell Collins, Inc.	109,910
506	TransDigm Group, Inc.	109,498
1,023	United Technologies Corp.	112,193
		1,122,330
	BANKS - 0.8%
2,356	BB&T Corp.	108,824
2,998	Citizens Financial Group, Inc.	108,438
4,160	Fifth Third Bancorp	108,576
8,042	Huntington Bancshares, Inc.	108,808
6,061	KeyCorp.	108,916
671	M&T Bank Corp.	109,084
910	PNC Financial Services Group, Inc.	109,619
7,580	Regions Financial Corp.	109,228
1,912	SunTrust Banks, Inc.	108,640
2,592	Zions Bancorporation	109,356
		1,089,489
	BUILDING MATERIALS - 1.5%
5,413	Fortune Brands Home & Security, Inc.	298,419
6,881	Johnson Controls International PLC	302,626
2,560	Martin Marietta Materials, Inc.	587,776
9,042	Masco Corp.	297,934
4,608	Vulcan Materials Co.	591,345
		2,078,100
	CHEMICALS - 0.9%
5,174	Eastman Chemical Co.	400,985
5,284	EI du Pont de Nemours & Co.	398,942
6,677	Dow Chemical Co.	398,150
		1,198,077
	COMMERCIAL SERVICES - 1.3%
1,003	Automatic Data Processing, Inc.	101,293
10,368	Cintas Corp.	1,203,829
1,408	Global Payments, Inc.	108,810
2,595	PayPal Holdings, Inc. *	103,229
2,106	Total System Services, Inc.	106,732
5,585	The Western Union Co.	109,354
		1,733,247
	COMPUTERS - 0.0%
2,412	Conduent, Inc. *	36,084

	DIVERSIFIED FINANCIAL SERVICES - 0.2%
452	Alliance Data Systems Corp. *	103,228
999	MasterCard, Inc. - Class A	106,224

See accompanying notes to financial statements.

Arrow DWA Balanced Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

January 31, 2017

Shares		Value
	DIVERSIFIED FINANCIAL SERVICES (continued) - 0.2%
1,324	Visa, Inc. - Class A	$109,508
		318,960
	ELECTRONICS - 1.2%
4,575	Allegion PLC	300,440
8,994	Amphenol Corp.	607,005
22,604	Corning, Inc.	598,780
2,304	Fortive Corp.	127,434
		1,633,659
	ENERGY - ALTERNATIVE SOURCES - 0.1%
2,939	First Solar, Inc. *	91,667

	FOREST PRODUCTS & PAPER - 0.2%
5,294	International Paper Co.	299,640

	HAND/MACHINE TOOLS - 0.2%
664	Snap-on, Inc.	120,536
963	Stanley Black & Decker, Inc.	119,412
		239,948
	HEALTHCARE - SERVICES - 0.9%
1,667	Aetna, Inc.	197,723
1,302	Anthem, Inc.	200,690
3,200	Centene Corp. *	202,464
1,378	Cigna Corp.	201,491
1,022	Humana, Inc.	202,867
1,288	UnitedHealth Group, Inc.	208,785
		1,214,020
	HOME FURNISHINGS - 0.4%
12,766	Leggett & Platt, Inc.	609,194

	HOUSEHOLD PRODUCTS/WARES - 0.2%
4,131	Avery Dennison Corp.	301,646

	HOUSEWARES - 0.9%
26,033	Newell Brands, Inc.	1,232,142

	INTERNET - 1.8%
221	Alphabet, Inc. - Class A *	181,262
227	Alphabet, Inc. - Class C *	180,871
290	Amazon.com, Inc. *	238,809
5,350	eBay, Inc. *	170,291
1,983	Expedia, Inc.	241,113
1,314	Facebook, Inc. *	171,240
1,706	Netflix, Inc. *	240,051
150	Priceline Group, Inc. *	236,270
8,836	Symantec Corp.	243,432
4,612	TripAdvisor, Inc. *	243,975
2,129	VeriSign, Inc. *	170,767
3,918	Yahoo!, Inc. *	172,666
		2,490,747

See accompanying notes to financial statements.

Arrow DWA Balanced Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

January 31, 2017

Shares		Value
	IRON/STEEL - 0.8%
20,047	Nucor Corp.	$1,164,530

	LEISURE TIME - 0.9%
20,792	Harley-Davidson, Inc.	1,185,976

	MACHINERY - DIVERSIFIED- 0.2%
2,387	Flowserve Corp.	117,345
2,501	Xylem, Inc.	123,324
		240,669
	MEDIA - 0.9%
1,855	Charter Communications, Inc. *	600,927
7,996	Comcast Corp. - Class A	603,058
		1,203,985
	MISCELLANEOUS MANUFACTURER - 0.5%
1,655	Dover Corp.	128,676
935	Illinois Tool Works, Inc.	118,932
1,515	Ingersoll-Rand PLC	120,215
818	Parker-Hannifin Corp.	120,352
1,983	Pentair PLC	116,263
2,329	Textron, Inc.	110,325
		714,763
	OIL & GAS - 0.9%
8,551	Helmerich & Payne, Inc.	608,489
43,495	Transocean Ltd. *	607,625
		1,216,114
	PACKAGING & CONTAINERS - 0.4%
6,200	Sealed Air Corp.	300,700
5,603	WestRock Co.	298,976
		599,676
	RETAIL - 2.6%
1,462	Advance Auto Parts, Inc.	240,119
4,579	AutoNation, Inc. *	243,236
333	AutoZone, Inc. *	241,418
27,246	Best Buy Co., Inc.	1,212,992
3,602	CarMax, Inc. *	240,289
4,350	Home Depot, Inc.	598,473
8,188	Lowe’s Cos, Inc.	598,379
884	O’Reilly Automotive, Inc. *	231,847
		3,606,753
	SAVINGS & LOANS - 0.1%
5,870	People’s United Financial, Inc.	110,062

	SEMICONDUCTORS - 1.7%
1,301	Analog Devices, Inc.	97,497
11,695	Applied Materials, Inc.	400,554
456	Broadcom Ltd.	90,972
2,611	Intel Corp.	96,137
4,656	KLA-Tencor Corp.	396,272
3,462	Lam Research Corp.	397,645
1,530	Linear Technology Corp.	96,589
1,478	Microchip Technology, Inc.	99,543

See accompanying notes to financial statements.

Arrow DWA Balanced Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

January 31, 2017

Shares		Value
	SEMICONDUCTORS (continued) - 1.7%
3,833	Micron Technology, Inc.	$92,414
859	NVIDIA Corp.	93,786
1,442	Qorvo, Inc.	92,591
1,729	QUALCOMM, Inc.	92,380
997	Skyworks Solutions, Inc.	91,465
1,291	Texas Instruments, Inc.	97,522
1,576	Xilinx, Inc.	91,723
		2,327,090
	SOFTWARE - 1.9%
15,208	Activision Blizzard, Inc.	611,514
2,652	Akamai Technologies, Inc. *	181,901
7,745	CA, Inc.	242,186
7,185	Electronic Arts, Inc. *	599,445
1,347	Fidelity National Information Services, Inc.	106,979
967	Fiserv, Inc. *	103,885
3,700	Microsoft Corp.	239,205
5,990	Oracle Corp.	240,259
1,689	Paychex, Inc.	101,830
3,191	Red Hat, Inc. *	242,133
		2,669,337
	TEXTILES - 0.4%
2,796	Mohawk Industries, Inc.	603,489

	TOTAL COMMON STOCKS (Cost $28,614,512)	31,331,394

	EXCHANGE TRADED FUNDS - 56.2%
	DEBT FUNDS - 25.8%
163,011	iShares 7-10 Year Treasury Bond ETF	17,124,306
233,618	Vanguard Short-Term Bond ETF	18,614,682
		35,738,988
	EQUITY FUNDS - 16.6%
183,463	Guggenheim S&P Midcap 400	11,477,445
94,470	Vanguard Small-Cap Value ETF	11,505,501
		22,982,946
	FOREIGN INDEX FUNDS - 13.8%
213,635	iShares MSCI Austria Capped ETF	3,727,931
111,515	iShares MSCI Brazil Capped ETF	4,111,558
66,294	iShares MSCI South Korea Capped ETF	3,837,097
115,829	iShares MSCI Taiwan Capped ETF	3,650,930
175,603	VanEck Vectors Russia ETF	3,754,392
		19,081,908

	TOTAL EXCHANGE TRADED FUNDS (Cost $69,612,305)	77,803,842

	MUTUAL FUNDS - 14.4%
	ASSET ALLOCATION FUND - 9.8%
1,802,868	Arrow Managed Futures Strategy Fund - Institutional Class #	13,514,660

See accompanying notes to financial statements.

Arrow DWA Balanced Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

January 31, 2017

Shares		Value
	MUTUAL FUNDS (continued) - 14.4%
	COMMODITY FUND - 4.6%
1,139,150	Arrow Commodity Strategy Fund - Institutional Class #	$6,429,021

	TOTAL MUTUAL FUNDS (Cost $19,911,154)	19,943,681

	SHORT-TERM INVESTMENTS - 4.5%
	MONEY MARKET FUNDS - 4.5%
5,012,057	Fidelity Institutional Money Market Fund - Government Portfolio - Institutional Class to yield 0.45% ^	5,012,057
1,231,226	Fidelity Institutional Money Market Fund - Money Market Portfolio - Class I to yield 0.92% ^ +	1,231,226
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,243,283)	6,243,283

	TOTAL INVESTMENTS - 97.8% (Cost $124,381,254) (a)	$135,322,200
	OTHER ASSETS LESS LIABILITIES - 2.2%	3,005,312
	NET ASSETS - 100.0%	$138,327,512

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $124,583,926 and differs from fair market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$11,630,730
Unrealized Depreciation:	(892,456)
Net Unrealized Appreciation:	$10,738,274

*	Non-Income producing security.

^	Money market fund; interest rate reflects seven-day effective yield on January 31, 2017.

#	Affiliated Fund

+	All or a portion of this investment is a holding of the ADWAB Fund Limited.

REIT - Real Estate Investment Trust

PLC - Public Limited Company

See accompanying notes to financial statements.

Arrow DWA Balanced Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

January 31, 2017

	FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ++ ^	Expiration	Amount at Value	Gain / (Loss)
34	New Zealand $ Future	Mar-17	$1,881,220	$138,372
32	ADU/USD Currency Future	Mar-17	2,424,960	105,842
24	WTI Crude Future	Dec-17	3,246,300	8,549
10	Norwegian Krone	Mar-17	2,427,800	115,600
	Total Unrealized Gain from Open Long Future Contracts			368,363
Short
Contracts	Open Short Futures Contracts ++ ^
(11)	Swedish Krona Future	Mar-17	(806,740)	(157,526)
(19)	Euro FX Currency Future	Mar-17	(4,355,180)	(80,032)
(20)	CHF Currency Future	Mar-17	(2,534,000)	(78,927)
	Total Unrealized Loss from Open Short Future Contracts			(316,485)

	Net Unrealized Gain from Open Long Futures Contracts			$51,878

++	All or a portion of these contracts are holdings of the ADWAB Fund Limited.

^	All collateral for open futures contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

See accompanying notes to financial statements.

Arrow DWA Tactical Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

January 31, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 89.7%
	EQUITY FUNDS - 89.7%
249,903	Energy Select Sector SPDR Fund	$18,217,929
823,457	Financial Select Sector SPDR Fund	19,194,783
318,071	Guggenheim S&P 500 Pure Value ETF	18,527,636
287,562	Industrial Select Sector SPDR Fund	18,225,679
654,709	iShares Latin America 40 ETF	19,824,588
1,360,905	PowerShares High Yield Equity Dividend Achievers ETF	23,080,949
208,799	Vanguard Mid-Cap Value ETF	20,733,741
146,989	Vanguard Small-Cap Growth ETF	20,096,336
173,366	Vanguard Small-Cap Value ETF	21,114,244
		179,015,885

	TOTAL EXCHANGE TRADED FUNDS (Cost $169,809,307)	179,015,885

	SHORT-TERM INVESTMENT - 7.8%
	MONEY MARKET FUND - 7.8%
15,639,421	Fidelity Institutional Money Market Fund - Money Market Portfolio - Class I to yield 0.92% * + (Cost $15,639,421)	15,639,421

	TOTAL INVESTMENTS - 97.5% (Cost $185,448,728) (a)	$194,655,306
	OTHER ASSETS LESS LIABILITIES - 2.5%	4,992,406
	NET ASSETS - 100.0%	$199,647,712

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $185,558,365 and differs from fair market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$10,140,276
Unrealized Depreciation	(1,043,335)
Net Unrealized Appreciation:	$9,096,941

*	Money market fund; interest rate reflects seven-day effective yield on January, 31 2017.

+	All or a portion of this investment is a holding of the ADWAT Fund Limited.

See accompanying notes to financial statements.

Arrow DWA Tactical Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

January 31, 2017

	FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ++ ^	Expiration	Amount at Value	Gain / (Loss)
44	LME Copper Future	Dec-17	$6,611,000	$152,075
131	LME Aluminum Future	Dec-17	5,992,431	90,062
92	LME Zinc Future	Dec-17	6,579,150	303,255
	Net Unrealized Gain from Open Long Futures Contracts			$545,392

++	All or a portion of this investment is a holding of the ADWAT Fund Limited.

^	All collateral for open futures contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

January 31, 2017

Principal ($)		Fair Value
	CORPORATE BONDS - 28.1%
	AEROSPACE/DEFENSE - 0.6%
1,000,000	TransDigm, Inc., 6.375% due 6/15/2026, 144A	$985,000

	AUTO MANUFACTURERS - 0.6%
1,000,000	Navistar International Corp., 8.250% due 11/1/2021	1,010,000

	AUTO PARTS & EQUIPMENT - 0.6%
1,000,000	American Axle & Manufacturing, Inc., 8.250% due 11/1/2021	1,030,000

	CHEMICALS - 1.1%
1,000,000	Chemours Co., 7.000% due 5/15/2025	996,500
1,000,000	Tronox Finance LLC, 6.375% due 8/15/2020	961,250
		1,957,750
	COMMERCIAL SERVICES - 1.2%
1,000,000	APX Group, Inc., 8.750% due 12/1/2020	1,037,500
1,000,000	Laureate Education, Inc., 9.250% due 9/1/2019, 144A	1,043,750
		2,081,250
	COSMETICS/PERSONAL CARE - 0.6%
1,000,000	Avon Products, Inc., 7.000% due 3/15/2023	960,000

	DIVERSIFIED FINANCIAL SERVICES - 1.2%
1,000,000	Nationstar Capital Corp., 6.500% due 7/1/2021	1,018,750
1,000,000	Quicken Loans, Inc., 5.750% due 5/1/2025, 144A	962,500
		1,981,250
	ELECTRIC - 1.1%
1,000,000	NRG Energy, Inc., 6.625% due 1/15/2027	992,500
1,000,000	Talen Energy Supply LLC, 4.600% due 12/15/2021	812,500
		1,805,000
	HEALTHCARE - PRODUCTS - 0.5%
1,000,000	DJO Finance Corp., 8.125% due 6/15/2021	865,000

	HEALTHCARE - SERVICES - 1.6%
1,000,000	Community Health Systems, Inc., 8.000% due 11/15/2019	890,000
1,000,000	Kindred Healthcare, Inc., 8.750% due 1/15/2023	910,000
1,000,000	Tenet Healthcare Corp., 8.125% due 4/1/2022	1,010,000
		2,810,000
	HOME BUILDERS - 0.6%
1,000,000	PulteGroup, Inc., 5.000% due 1/15/2027	983,750

	INSURANCE - 1.1%	922,500
1,000,000	Genworth Holdings, Inc., 7.625% due 9/24/2021	1,047,500
1,000,000	HUB International Ltd., 7.875% due 10/1/2021	1,970,000

	IRON/STEEL - 0.6%
1,000,000	Allegheny Technologies, Inc., 5.950% due 1/15/2021	985,000

	LODGING - 1.2%
1,000,000	Diamond Resorts International, Inc., 7.750% due 9/1/2023, 144A	1,035,000
1,000,000	Wynn Las Vegas LLC, 5.500% due 3/1/2025, 144A	1,002,500
		2,037,500

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

January 31, 2017

Principal ($)		Fair Value
	MACHINERY - CONSTRUCTION & MINING - 0.6%
1,000,000	BlueLine Rental Finance Corp., 7.000% due 2/1/2019	987,500

	MEDIA - 4.2%
1,000,000	Altice Financing SA, 7.500% due 5/15/2026, 144A	1,055,000
1,000,000	Altice Luxembourg SA, 7.625% due 2/15/2025	1,057,500
1,000,000	CBS Radio, Inc., 7.250% due 11/1/2024, 144A	1,041,870
1,000,000	Clear Channel Worldwide Holdings, Inc., 7.625% due 3/15/2020	1,002,500
1,000,000	CSC Holdings LLC, 10.125% due 1/15/2023, 144A	1,159,380
1,000,000	iHeartCommunications, Inc., 9.000% due 3/1/2021	747,500
1,000,000	SFR Group SA, 7.375% due 5/1/2026, 144A	1,026,250
		7,090,000
	OIL & GAS - 3.8%
1,000,000	California Resources Corp., 8.000% due 12/15/2022, 144A	890,000
1,000,000	Denbury Resources, Inc., 5.500% due 5/1/2022	857,500
1,000,000	Everest Acquisition Finance, Inc., 9.375% due 5/1/2020	1,000,000
1,000,000	Everest Acquisition Finance, Inc., 6.375% due 6/15/2023	870,000
1,000,000	Jupiter Resources, Inc., 8.500% due 10/1/2022, 144A	885,000
1,000,000	MEG Energy Corp., 7.000% due 3/31/2024, 144A	940,000
1,000,000	Noble Holding International Ltd., 7.200% due 4/1/2025	990,000
		6,432,500
	PACKING & CONTAINERS - 0.2%
346,793	Reynolds Group Issuer, Inc., 8.250% due 2/15/2021	357,024

	PHARMACEUTICALS - 0.5%
1,000,000	Valeant Pharmaceuticals International, 6.375% due 10/15/2020, 144A	876,250

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.6%
1,000,000	Communications Sales & Leasing, Inc., 8.250% due 10/15/2023	1,085,000

	RETAIL - 0.6%
1,000,000	Ferrellgas Finance Corp., 6.750% due 1/15/2022	1,005,000

	SOFTWARE - 1.3%
1,000,000	Infor US, Inc., 6.500% due 5/15/2022	1,026,250
1,000,000	Solera Finance, Inc., 10.500% due 3/1/2024, 144A	1,137,500
		2,163,750
	TELECOMMUNICATIONS - 3.3%
1,000,000	CenturyLink, Inc., 6.750% due 12/1/2023	1,028,750
1,000,000	Frontier Communications Corp., 7.625% due 4/15/2024	882,500
1,000,000	Intelsat Jackson Holdings SA, 7.500% due 4/1/2021	775,000
1,000,000	Sprint Corp., 7.625% due 2/15/2025	1,071,875
1,000,000	Wind Acquisition Finance SA, 7.375% due 4/23/2021, 144A	1,039,900
1,000,000	Windstream Services LLC, 6.375% due 8/1/2023	895,000
		5,693,025
	TRANSPORTATION - 0.4%
1,000,000	Navios Maritime Holdings, Inc., 7.375% due 1/15/2022, 144A	685,625

	TOTAL CORPORATE BONDS (Cost $47,178,385)	47,837,174

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund

PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

January 31, 2017

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 22.3%
	DEBT FUNDS - 22.3%
387,688	iShares iBoxx $ High Yield Corporate Bond ETF	$33,860,670
139,205	VanEck Vectors Fallen Angel High Yield Bond ETF	4,082,883
	TOTAL EXCHANGE TRADED FUNDS (Cost $37,379,816)	37,943,553

	SHORT-TERM INVESTMENTS - 74.9%
	MONEY MARKET FUND - 39.7%
67,637,676	Fidelity Institutional Money Market Fund - Money Market Portfolio - Select Class to yield 0.45% *	67,637,676

Principal ($)
	U.S. TREASURY - 35.2% **
60,000,000	United States Treasury Bill, due 4/20/2017, 0.530%	59,937,600

	TOTAL SHORT-TERM INVESTMENTS (Cost $127,575,269)	127,575,276

	TOTAL INVESTMENTS - 125.3% (Cost $212,133,470) (a)	$213,356,003
	LIABILITIES IN EXCESS OF OTHER ASSETS - (25.3)%	(43,064,226)
	NET ASSETS - 100.0%	$170,291,777

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $212,133,470 and differs from fair market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation	$1,404,481
Unrealized Depreciation	(181,948)
Net Unrealized Appreciation	$1,222,533

*	Money market fund; interest rate reflects seven-day effective yield on January 31, 2017.

**	Interest rate represents discount rate at time of purchase.

S.A. - Sociedade Anônima

LLC - Limited Liability Corporation

++	All or a portion of this investment is a holding of the Northern Lights SPC.

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

January 31, 2017

	FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ^	Expiration	Amount at Value	Gain / (Loss)
81	US Ultra Bond	Mar-17	$13,015,688	$(5,843)
	Net Unrealized Loss from Long Futures Contracts			$(5,843)

	Unrealized
	Appreciation/
	(Depreciation)
CREDIT DEFAULT SWAP CONTRACTS ^

December 2021, Exchange Traded Credit Default Swap to Sell Protection (1) - CDX.NA.HY.27 Maturity 12/20/21 - Counterparty Goldman Sachs, to receive fixed interest of 5% (Notional Amount $32,400,000)(3)

Unrealized Depreciation from Credit Default Swap Contracts	$(44,560	) (2)

LONG INDEX SWAP CONTRACT ^

Proprietary Index July 2017, Long Custom Financial Futures Index Swap - Deutsche Bank AG, to receive the appreciation of the Index vs. the depreciation of the Index plus 0.70% per annum (Notional Amount $36,692,190)

Unrealized Appreciation from Long Index Swap Contracts	$6,318,634

Net Unrealized Appreciation on Swap Contracts	$6,274,074

^	All collateral for open futures contracts consists of cash included as Deposits with brokers.

^	All collateral for open swaps contracts consists of cash included as Deposits with brokers.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising of the referenced index.

(2)	Consists of premium paid of $2,086,732 and current asset value of $2,042,172. The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See accompanying notes to financial statements.

Arrow Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

January 31, 2017

Shares		Value
	SHORT-TERM INVESTMENTS - 119.1%
	MONEY MARKET FUND - 25.7%
30,264,527	Fidelity Institutional Money Market Fund - Government Portfolio - Institutional Class to yield 0.45% ** ++	$30,264,527

Principal ($)
	U.S. TREASURY - 93.4%
57,000,000	United States Treasury Bills due 2/16/2017, 0.520% * ++	56,991,526
20,000,000	United States Treasury Bills due 4/20/2017, 0.530% *	19,975,300
13,000,000	United States Treasury Bills due 5/18/2017, 0.540% * ++	12,981,833
20,000,000	United States Treasury Bills due 6/15/2017, 0.645% *	19,973,237
		109,921,896

	TOTAL SHORT-TERM INVESTMENTS (Cost $140,186,423)	140,186,423

	TOTAL INVESTMENTS - 119.1% (Cost $140,186,423) (a)	$140,186,423
	LIABILITIES IN EXCESS OF OTHER ASSETS - (19.1)%	(22,517,830)
	NET ASSETS - 100.0%	$117,668,593

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $140,186,423 and differs from fair market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation	$—
Unrealized Depreciation	—
Net Unrealized Appreciation	$—

*	Interest rate represents discount rate at time of purchase.

**	Money market fund; interest rate reflects seven-day effective yield on January 31, 2017.

++	All or a portion of this investment is a holding of the Arrow MFS Fund Limited.

See accompanying notes to financial statements.

Arrow Managed Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

 January 31, 2017

Unrealized Appreciation/
(Depreciation)
SWAP CONTRACTS ^ ++
FINANCIAL INDEX SWAP

Price return swap with Societe Generale, S.A., London Branch. The swap provides exposure to the investment returns of WMA program of Dunn Capital Management, LLC. (“Dunn”) calculated on a daily basis. Under the terms of the swap, the Advisor has the ability to reset the notional value or the trading level of the Swap as frequently as daily. The swap was effective on September 30th, 2015 and has a term of five years there from unless earlier terminated. In addition, the swap provides for an annual fee of 0.50% payable to Societe Generale accrued on the notional level of the swap. (Notional Value $45,631,158)

Unrealized Depreciation from Financial Index Swap Contracts	$(3,249,599)

COMMODITY INDEX SWAP

Price return swap with Societe Generale, S.A., London Branch. The swap provides exposure to the investment returns of WMA program of Dunn Capital Management, LLC. (“Dunn”) calculated on a daily basis. Under the terms of the swap, the Advisor has the ability to reset the notional value or the trading level of the Swap as frequently as daily. The swap was effective on September 30th, 2015 and has a term of five years there from unless earlier terminated. In addition, the swap provides for an annual fee of 0.50% payable to Societe Generale accrued on the notional level of the swap. (Notional Value $62,518,220)

Unrealized Depreciation from Commodity Index Swap Contracts	$(421,794)

Total Net Unrealized Depreciation on Swap Contracts	$(3,671,393)

++	All or a portion of these contracts are holdings of the Arrow MFS Fund Limited.

^	All collateral for open futures/swap contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

See accompanying notes to financial statements.

Arrow Commodity Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

January 31, 2017

Shares		Value
	EXCHANGE TRADED NOTE - 4.6%
	COMMODITY FUND - 4.6%
15,240	iPath Bloomberg Commodity Index Total Return ETN * (Cost $367,975)	$369,418

Principal	SHORT-TERM INVESTMENTS - 80.4%
	MONEY MARKET FUND - 5.1%
411,737	Fidelity Institutional Money Market Fund - Government Portfolio - Institutional Class to yield 0.45% *** ++	411,737

Principal
	U.S. TREASURY - 75.3%
6,050,000	United States Treasury Bill due 2/16/2017, 0.52% **	6,048,848

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,460,586)	6,460,585

	TOTAL INVESTMENTS - 85.0% (Cost $6,828,561) (a)	$6,830,003
	OTHER ASSETS LESS LIABILITIES - 15.0%	1,201,724
	NET ASSETS - 100.0%	$8,031,727

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,828,586 and differs from fair market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,417
Unrealized Depreciation:	—
Net Unrealized Appreciation:	$1,417

*	Non-Income producing security.

**	Interest rate represents discount rate at time of purchase.

***	Money market fund; interest rate reflects seven-day effective yield on January 31, 2017.

++	All or a portion of this investment is a holding of the ACT Fund Limited.

See accompanying notes to financial statements.

Arrow Commodity Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

January 31, 2017

	FUTURES CONTRACTS
Long			Underlying Face	Unrealized
Contracts	Open Long Futures Contracts ++ ^	Expiration	Amount at Value	Gain / (Loss)
9	Cocoa	Dec-17	$236,250	$(18,178)
9	Coffee	Dec-17	591,638	28,361
10	Copper Future	Dec-17	558,125	51,455
10	Corn Future	Dec-17	194,875	971
9	Cotton	Dec-17	311,220	13,195
9	Crude Oil Future	Dec-17	460,440	12,970
9	Gasoline RBOB	Jun-17	624,229	29,728
10	Gold	Dec-17	1,291,900	14,984
10	Lean Hogs	Jun-17	294,500	4,554
9	Live Cattle	Jun-17	344,340	11,904
10	Natural Gas Future	Mar-18	330,600	(30)
9	NY Harbor ULSD Future	Jun-17	587,677	10,429
9	Silver	Dec-17	817,605	1,500
9	Soybean Future	Nov-17	447,525	(998)
9	Wheat Future	Dec-17	221,625	2,740
10	World Sugar # 11	Mar-18	223,328	18,547
	Net Unrealized Gain from Open Futures Contracts			$182,132

++	All or a portion of these contracts are holdings of the ACT Fund Limited.

^	All collateral for open futures/swaps contracts consists of cash included as Deposits with brokers on the Consolidated Statement of Assets and Liabilities.

See accompanying notes to financial statements.

The Arrow Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

January 31, 2017

				Arrow Managed	Arrow
	Arrow DWA	Arrow DWA	Arrow	Futures Strategy	Commodity
	Balanced Fund	Tactical Fund	Alternative	Fund	Strategy Fund
	(Consolidated)	(Consolidated)	Solutions Fund	(Consolidated)	(Consolidated)
ASSETS
Investment securities:
Unaffiliated companies, At cost	$104,470,100	$185,448,728	$212,133,470	$140,186,423	$6,828,561
Affiliated companies, At cost	19,911,154	—	—	—	—
Investments, At cost	$124,381,254	$185,448,728	$212,133,470	$140,186,423	$6,828,561
Unaffiliated companies, At value	$115,378,519	$194,655,306	$213,356,003	$140,186,423	$6,830,003
Affiliated companies, At value	19,943,681	—	—	—	—
Investments, At value	$135,322,200	$194,655,306	$213,356,003	$140,186,423	$6,830,003
Deposits with brokers	1,597,442	2,873,469	6,967,186	—	1,005,385
Unrealized appreciation on swap contracts	—	—	6,274,074	—	—
Receivable for Fund shares sold	117,694	330,985	300,506	1,499,785	—
Receivable for securities sold	5,812,992	1,601,479	7,864,135	—	—
Dividends and interest receivable	18,840	4,410	1,127,969	4,379	87
Variation margin - due from broker	51,878	545,392	—	—	182,132
Swap Premiums Paid	—	—	2,086,732	—	—
Prepaid expenses and other assets	41,927	76,496	84,472	39,714	36,158
TOTAL ASSETS	142,962,973	200,087,537	238,061,077	141,730,301	8,053,765

LIABILITIES
Payable for investments purchased	3,864,716	—	67,371,887	19,973,237	—
Payable for Fund shares repurchased	544,559	170,303	256,064	279,182	—
Investment advisory fees payable	99,353	171,756	112,693	58,867	3,512
Variation margin - due to broker	—	—	5,843	—
Distribution (12b-1) fees payable	57,864	50,825	5,239	11,884	759
Accrued expenses and other liabilities	31,104	279	1,989	23,464	17,681
Payable to related parties	37,865	46,662	15,585	358	86
Unrealized depreciation on swap contracts	—	—	—	3,671,393	—
Due to broker, for settlement of swap contract	—	—	—	43,323	—
TOTAL LIABILITIES	4,635,461	439,825	67,769,300	24,061,708	22,038
NET ASSETS	$138,327,512	$199,647,712	$170,291,777	$117,668,593	$8,031,727

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$134,698,211	$190,312,621	$157,697,650	$164,061,621	$14,022,611
Accumulated net investment loss	(1,571,717)	(1,772,509)	(2,898,560)	(1,814,766)	(535,581)
Accumulated net realized gain/(loss) from security transactions, futures contracts, purchased options and swap contracts	(5,791,806)	1,355,630	8,001,923	(40,906,869)	(5,638,877)
Net unrealized appreciation/(depreciation) of investments, futures contracts, and swap contracts	10,992,824	9,751,970	7,490,764	(3,671,393)	183,574
NET ASSETS	$138,327,512	$199,647,712	$170,291,777	$117,668,593	$8,031,727

See accompanying notes to financial statements.

The Arrow Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)

January 31, 2017

					Arrow	Arrow
					Managed	Commodity
	Arrow DWA		Arrow DWA	Arrow	Futures Strategy	Strategy
	Balanced Fund		Tactical Fund	Alternative	Fund	Fund
	(Consolidated)		(Consolidated)	Solutions Fund	(Consolidated)	(Consolidated)
Net Asset Value Per Share:
Class A Shares:
Net Assets	$54,240,451		$45,072,909	$19,499,049	$43,446,685	$815,806
Shares of beneficial interest outstanding	4,339,516		4,437,103	2,168,510	5,859,552	145,145
Net asset value (Net assets ÷ Shares outstanding), and redemption price per share (a)	$12.50		$10.16	$8.99	$7.41	$5.62
Maximum offering price per share (maximum sales charges of 5.75%) (b)	$13.26		$10.78	$9.54	$7.86	$5.96

Class C Shares:
Net Assets	$66,568,853		$56,718,965	$2,513,233	$5,270,891	$136,906
Shares of beneficial interest outstanding	5,633,690		5,876,709	292,383	739,577	25,382
Net asset value (Net assets ÷ Shares outstanding), offering price and redemption price per share (a)	$11.82	(c)	$9.65	$8.60	$7.13	$5.39

Institutional Class Shares:
Net Assets	$17,518,208		$97,855,838	$148,279,495	$68,951,017	$7,079,015
Shares of beneficial interest outstanding	1,388,802		9,603,639	16,355,942	9,198,127	1,254,338
Net asset value (Net assets ÷ Shares outstanding), offering price and redemption price per share (a)	$12.61		$10.19	$9.07	$7.50	$5.64

(a)	For each of the Funds, except Arrow Alternative Solutions Fund, redemptions of shares held less than 30 days may be assessed a redemption fee of 1.00%.

(b)	For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within 18 months of purchase, where the maximum sales charge of 5.75% is waived at the time of purchase.

(c)	The NAV shown above differs from the traded NAV on January 31, 2017 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to financial statements.

The Arrow Funds

STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months Ended January 31, 2017

					Arrow
				Arrow Managed	Commodity
	Arrow DWA	Arrow DWA	Arrow	Futures Strategy	Strategy
	Balanced Fund	Tactical Fund	Alternative	Fund	Fund
	(Consolidated)	(Consolidated)	Solutions Fund	(Consolidated)	(Consolidated)
INVESTMENT INCOME
Dividends from unaffiliated companies	$1,285,374	$2,493,488	$1,873,093	$—	$—
Interest	20,092	34,380	431,445	174,892	5,639
Less: Foreign withholding tax	39
TOTAL INVESTMENT INCOME	1,305,505	2,527,868	2,304,538	174,892	5,639

EXPENSES
Investment advisory fees	773,731	1,041,237	683,355	472,764	14,017
Distribution (12b-1) fees, Class A	77,685	60,924	24,601	56,852	1,066
Distribution (12b-1) fees, Class C	367,744	287,500	12,250	25,451	663
Non 12b-1 shareholder servicing	49,637	28,882	10,026	29,717	1,003
Administrative services fees	44,522	57,565	39,560	20,742	832
Registration fees	24,945	24,769	25,269	24,800	24,932
Accounting services fees	21,660	28,799	19,591	10,290	240
Transfer agent fees	21,633	28,623	26,069	10,870	1,227
Professional fees	20,766	20,693	18,228	14,430	9,732
Printing and postage expenses	9,965	10,012	5,690	5,060	985
Custodian fees	9,625	12,607	10,379	7,977	2,992
Compliance officer fees	3,989	5,014	3,579	4,867	183
Insurance expense	3,259	3,501	1,532	491	183
Trustees’ fees and expenses	3,208	3,190	3,272	3,173	3,190
Interest expense	—	4,096	13,270	—	376
Other expenses	986	1,073	1,050	977	992
TOTAL EXPENSES	1,433,355	1,618,485	897,721	688,461	62,613
Less: Fees waived/reimbursed	(17,599)	—	—	—	(29,976)
NET EXPENSES	1,415,756	1,618,485	897,721	688,461	32,637

NET INVESTMENT INCOME (LOSS)	(110,251)	909,383	1,406,817	(513,569)	(26,998)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain/(loss) from:
Security transactions, unaffiliated companies	5,403,626	10,045,407	4,965,109	13	(474)
Security transactions, affiliated companies	6,572	—	—	—	—
Futures contracts	(1,793,936)	(2,313,251)	336,926	—	60,006
Swap contracts	—	—	2,713,622	(14,875,869)	—
	3,616,262	7,732,156	8,015,657	(14,875,856)	59,532
Net change in unrealized appreciation/(depreciation) of:
Securities, unaffiliated companies	(8,695,559)	(9,380,557)	(3,627,964)	—	2,151
Securities, affiliated companies	32,527	—	—	—	—
Futures contracts	(232,952)	139,437	(5,843)	—	106,879
Swap contracts	—	—	4,327,335	(4,329,897)	—
	(8,895,984)	(9,241,120)	693,528	(4,329,897)	109,030
NET REALIZED AND UNREALIZED GAIN/(LOSS)	(5,279,722)	(1,508,964)	8,709,185	(19,205,753)	168,562

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,389,973)	$(599,581)	$10,116,002	$(19,719,322)	$141,564

See accompanying notes to financial statements.

Arrow DWA Balanced Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2017	Year Ended
	(Unaudited)	July 31, 2016
FROM OPERATIONS
Net investment loss	$(110,251)	$(439,805)
Net realized gain/(loss) from securities, futures transactions, and option contracts	3,616,262	(8,349,146)
Net change in unrealized appreciation/(depreciation) of securities and futures contracts	(8,895,984)	5,235,886
Net decrease in net assets resulting from operations	(5,389,973)	(3,553,065)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	—	(4,412,992)
Class C	—	(5,062,597)
Institutional Class	—	(1,501,943)
Net decrease in net assets from distributions to shareholders	—	(10,977,532)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,609,233	3,042,474
Class C	404,536	2,823,809
Institutional Class	2,429,904	5,139,341
Net asset value of shares issued in reinvestment of distributions:
Class A	—	3,819,824
Class C	—	4,482,203
Institutional Class	—	1,080,281
Redemption fee proceeds:
Class A	777	78
Class C	52	85
Institutional Class	10	27
Payments for shares redeemed:
Class A	(15,307,221)	(28,719,375)
Class C	(12,842,197)	(20,026,482)
Institutional Class	(7,139,093)	(16,384,190)
Net decrease in net assets from shares of beneficial interest	(29,843,999)	(44,741,925)

TOTAL DECREASE IN NET ASSETS	(35,233,972)	(59,272,522)

NET ASSETS
Beginning of Period	173,561,484	232,834,006
End of Period *	$138,327,512	$173,561,484
* Includes accumulated net investment loss of:	$(1,571,717)	$(1,461,466)

See accompanying notes to financial statements.

Arrow DWA Balanced Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	January 31, 2017	Year Ended
	(Unaudited)	July 31, 2016

SHARE ACTIVITY - Class A
Shares Sold	207,255	241,889
Shares Reinvested	—	308,050
Shares Redeemed	(1,226,546)	(2,300,548)
Net decrease in shares of beneficial interest outstanding	(1,019,291)	(1,750,609)

SHARE ACTIVITY - Class C
Shares Sold	33,967	234,824
Shares Reinvested	—	379,205
Shares Redeemed	(1,085,803)	(1,682,355)
Net decrease in shares of beneficial interest outstanding	(1,051,836)	(1,068,326)

SHARE ACTIVITY - Institutional Class
Shares Sold	192,438	406,405
Shares Reinvested	—	86,561
Shares Redeemed	(566,084)	(1,302,472)
Net decrease in shares of beneficial interest outstanding	(373,646)	(809,506)

See accompanying notes to financial statements.

Arrow DWA Tactical Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2017	Year Ended
	(Unaudited)	July 31, 2016
FROM OPERATIONS
Net investment income	$909,383	$593,295
Net realized gain from security and futures transactions	7,732,156	7,517,729
Net change in unrealized depreciation of securities and futures contracts	(9,241,120)	(8,350,166)
Net decrease in net assets resulting from operations	(599,581)	(239,142)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(763,397)	—
Class C	(550,592)	—
Institutional Class	(1,860,425)	—
From net realized gains:
Class A	(626,965)	(3,671,191)
Class C	(798,095)	(3,860,011)
Institutional Class	(1,301,343)	(5,818,373)
Net decrease in net assets from distributions to shareholders	(5,900,817)	(13,349,575)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,060,650	9,347,188
Class C	1,828,736	7,161,778
Institutional Class	9,869,019	60,884,436
Net asset value of shares issued in reinvestment of distributions:
Class A	1,262,471	3,351,189
Class C	1,228,475	3,581,301
Institutional Class	2,905,902	4,897,223
Redemption fee proceeds:
Class A	170	1,013
Class C	109	1,026
Institutional Class	223	1,779
Payments for shares redeemed:
Class A	(10,990,378)	(28,284,112)
Class C	(6,509,328)	(14,296,762)
Institutional Class	(26,727,575)	(53,633,580)
Net decrease in net assets from shares of beneficial interest	(25,071,526)	(6,987,521)

TOTAL DECREASE IN NET ASSETS	(31,571,924)	(20,576,238)

NET ASSETS
Beginning of Period	231,219,636	251,795,874
End of Period *	$199,647,712	$231,219,636
* Includes accumulated net investment income/(loss) of:	$(1,772,509)	$492,522

See accompanying notes to financial statements.

Arrow DWA Tactical Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	January 31, 2017	Year Ended
	(Unaudited)	July 31, 2016
SHARE ACTIVITY - Class A
Shares Sold	203,679	921,302
Shares Reinvested	127,347	341,262
Shares Redeemed	(1,094,357)	(2,829,678)
Net decrease in shares of beneficial interest outstanding	(763,331)	(1,567,114)

SHARE ACTIVITY - Class C
Shares Sold	190,255	749,283
Shares Reinvested	130,411	383,027
Shares Redeemed	(682,668)	(1,503,906)
Net decrease in shares of beneficial interest outstanding	(362,002)	(371,596)

SHARE ACTIVITY - Institutional Class
Shares Sold	976,034	6,208,777
Shares Reinvested	292,345	497,180
Shares Redeemed	(2,709,641)	(5,404,010)
Net increase/(decrease) in shares of beneficial interest outstanding	(1,441,262)	1,301,947

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2017	July 31, 2016
	(Unaudited)	(Consolidated) **
FROM OPERATIONS
Net investment income	$1,406,817	$903,932
Net realized gain from security transactions, futures contracts and swap contracts	8,015,657	3,273,868
Net change in unrealized appreciation of securities, foreign currency translations, futures contracts and swap contracts	693,528	6,960,243
Net increase in net assets resulting from operations	10,116,002	11,138,043

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(574,689)	(73,759)
Class C	(60,782)	(6,528)
Institutional Class	(4,509,484)	(825,760)
From net realized gains:
Class A	(64,545)
Class C	(7,581)
Institutional Class	(469,122)
Net decrease in net assets from distributions to shareholders	(5,686,203)	(906,047)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	12,380,887	23,530,436
Class C	460,792	1,181,130
Institutional Class	68,033,079	158,548,281
Net asset value of shares issued in reinvestment of distributions:
Class A	505,040	60,751
Class C	65,226	6,174
Class I	2,460,410	401,168
Redemption fee proceeds:
Class A	—	2
Class C	—	—
Institutional Class	—	15
Payments for shares redeemed:
Class A	(8,371,975)	(17,768,957)
Class C	(248,613)	(442,136)
Institutional Class	(73,574,155)	(42,062,449)
Net increase in net assets from shares of beneficial interest	1,710,691	123,454,415

TOTAL INCREASE IN NET ASSETS	6,140,490	133,686,411

NET ASSETS
Beginning of Period	164,151,287	30,464,876
End of Period *	$170,291,777	$164,151,287
* Includes accumulated net investment income/(loss) of:	$(2,898,560)	$839,579

**	Arrow Alternative Solutions CFC Fund (AAS-CFC) is dormant as of February 19, 2016.

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2017	July 31, 2016
	(Unaudited)	(Consolidated) *
SHARE ACTIVITY - Class A
Shares Sold	1,375,188	2,811,742
Shares Reinvested	56,227	6,972
Shares Redeemed	(932,327)	(2,120,758)
Net increase in shares of beneficial interest outstanding	499,088	697,956

SHARE ACTIVITY - Class C
Shares Sold	53,485	146,147
Shares Reinvested	352	739
Shares Redeemed	(28,820)	(54,685)
Net increase in shares of beneficial interest outstanding	25,017	92,201

SHARE ACTIVITY - Institutional Class
Shares Sold	7,762,174	18,747,238
Shares Reinvested	21,592	45,627
Shares Redeemed	(7,831,517)	(4,951,840)
Net increase/(decrease) in shares of beneficial interest outstanding	(47,751)	13,841,025

See accompanying notes to financial statements.

Arrow Managed Futures Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2017	Year Ended
	(Unaudited)	July 31, 2016
FROM OPERATIONS
Net investment loss	$(513,569)	$(612,634)
Net realized gain/(loss) from security transactions, futures contracts and swap contracts	(14,875,856)	6,998,633
Net change in unrealized appreciation/(depreciation) of securities, future contracts and swap contracts	(4,329,897)	636,451
Net increase/(decrease) in net assets resulting from operations	(19,719,322)	7,022,450

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(3,541,329)	(25,861)
Class C	(431,234)	(8,907)
Class I	(4,752,899)	(746,672)
Net decrease in net assets from distributions to shareholders	(8,725,462)	(781,440)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	23,675,559	48,879,115
Class C	1,333,319	4,276,721
Institutional Class	18,651,911	60,885,060
Net asset value of shares issued in reinvestment of distributions:
Class A	3,038,919	21,590
Class C	351,560	8,772
Class I	4,720,453	746,284
Redemption fee proceeds:
Class A	2,901	862
Class C	1,663	100
Institutional Class	6,501	1,838
Payments for shares redeemed:
Class A	(17,156,552)	(7,144,349)
Class C	(283,657)	(369,266)
Institutional Class	(3,108,214)	(2,580,797)
Net increase in net assets from shares of beneficial interest	31,234,363	104,725,930

TOTAL INCREASE IN NET ASSETS	2,789,579	110,966,940

NET ASSETS
Beginning of Period	114,879,014	3,912,074
End of Period *	$117,668,593	$114,879,014
* Includes accumulated net investment income/(loss) of:	$(1,814,766)	$7,424,265

See accompanying notes to financial statements.

Arrow Managed Futures Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	January 31, 2017	Year Ended
	(Unaudited)	July 31, 2016
SHARE ACTIVITY - Class A
Shares Sold	2,782,569	5,335,954
Shares Reinvested	399,858	2,493
Shares Redeemed	(2,056,667)	(793,163)
Net increase in shares of beneficial interest outstanding	1,125,760	4,545,284

SHARE ACTIVITY - Class C
Shares Sold	163,774	485,223
Shares Reinvested	48,093	1,047
Shares Redeemed	(33,728)	(42,472)
Net increase in shares of beneficial interest outstanding	178,139	443,798

SHARE ACTIVITY - Institutional Class
Shares Sold	2,390,251	6,643,126
Shares Reinvested	614,642	85,387
Shares Redeemed	(385,354)	(275,829)
Net increase in shares of beneficial interest outstanding	2,619,539	6,452,684

See accompanying notes to financial statements.

Arrow Commodity Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	January 31, 2017	Year Ended
	(Unaudited)	July 31, 2016
FROM OPERATIONS
Net investment loss	$(26,998)	$(58,981)
Net realized gain/(loss) from security transactions and futures contracts	59,532	(1,461,951)
Net change in unrealized appreciation of securities and futures contracts	109,030	1,216,688
Net increase/(decrease) in net assets resulting from operations	141,564	(304,244)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	212,521	252,148
Class C	40,000	51,100
Institutional Class	7,689,141	352,527
Redemption fee proceeds:
Class A	—	1
Class C	—	1
Institutional Class	—	5
Payments for shares redeemed:
Class A	(188,504)	(767,053)
Class C	(2,463)	(54,088)
Institutional Class	(1,196,892)	(3,216,269)
Net increase/(decrease) in net assets from shares of beneficial interest	6,553,803	(3,381,628)

TOTAL DECREASE IN NET ASSETS	6,695,367	(3,685,872)
NET ASSETS
Beginning of Period	1,336,360	5,022,232
End of Period *	$8,031,727	$1,336,360
* Includes accumulated net investment loss of:	$(535,581)	$(508,583)

SHARE ACTIVITY - Class A
Shares Sold	38,340	45,632
Shares Redeemed	(34,151)	(142,124)
Net increase/(decrease) in shares of beneficial interest outstanding	4,189	(96,492)

SHARE ACTIVITY - Class C
Shares Sold	7,477	9,477
Shares Redeemed	(461)	(10,349)
Net increase/(decrease) in shares of beneficial interest outstanding	7,016	(872)

SHARE ACTIVITY - Institutional Class
Shares Sold	1,389,836	63,160
Shares Redeemed	(216,675)	(603,882)
Net increase/(decrease) in shares of beneficial interest outstanding	1,173,161	(540,722)

See accompanying notes to financial statements.

Arrow DWA Balanced Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2017		July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	(Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$12.88		$13.59	$14.65	$13.75	$12.31	$12.55
Activity from investment operations:
Net investment income (1)	0.00	(3)	0.01	0.02	0.08	0.05	0.02
Net realized and unrealized gain (loss) on investments	(0.38)		(0.02)	0.67	0.82	1.39	(0.26)
Total from investment operations	(0.38)		(0.01)	0.69	0.90	1.44	(0.24)
Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	—		—	(0.09)	—	—	(0.00	) (3)
Net realized gains	—		(0.70)	(1.66)	—	—	—
Total distributions	—		(0.70)	(1.75)	—	—	(0.00	) (3)
Net asset value, end of period	$12.50		$12.88	$13.59	$14.65	$13.75	$12.31
Total return (2)	(2.95	)% (7)	0.12%	4.89%	6.55%	11.70%	(1.89)%
Net assets, end of period (000s)	$54,240		$69,000	$96,648	$126,734	$146,164	$174,565
Ratio of expenses to average net assets (4)	1.70	% (6)	1.55%	1.51%	1.54%	1.55%	1.55%
Ratio of net investment income to average net assets (4)(5)	0.00	% (6)	0.70%	0.17%	0.52%	0.39%	0.13%
Portfolio Turnover Rate	76	% (7)	84%	100%	106%	72%	112%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to financial statements.

Arrow DWA Balanced Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2017		July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$12.22		$13.03	$14.11	$13.34	$12.04	$12.36
Activity from investment operations:
Net investment loss (1)	(0.03)		(0.08)	(0.08)	(0.04)	(0.04)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.37)		(0.03)	0.64	0.81	1.34	(0.25)
Total from investment operations	(0.40)		(0.11)	0.56	0.77	1.30	(0.32)
Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net realized gains	—		(0.70)	(1.64)	—	—	—
Total distributions	—		(0.70)	(1.64)	—	—	—
Net asset value, end of period (000s)	$11.82		$12.22	$13.03	$14.11	$13.34	$12.04
Total return (2)	(3.27	)% (7)	(0.67)%	4.11%	5.77%	10.80%	(2.59)%
Net assets, end of period	$66,569		$81,689	$101,044	$115,015	$117,992	$123,257
Ratio of expenses to average net assets (4)	2.45	% (6)	2.30%	2.26%	2.29%	2.30%	2.30%
Ratio of net investment loss to average net assets (4)(5)	(0.59	)% (6)	(0.66)%	(0.59)%	(0.26)%	(0.36)%	(0.62)%
Portfolio Turnover Rate	76	% (7)	84%	100%	106%	72%	112%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to financial statements.

Arrow DWA Balanced Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Period
	January 31,		Ended	Ended	Ended	Ended	Ended
	2017		July 31,	July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	(Unaudited)		2016	2015	2014	2013	2012 (1)
Net asset value, beginning of period	$12.98		$13.66	$14.73	$13.79	$12.32	$12.44
Activity from investment operations:
Net investment income (2)	0.04		0.04	0.06	0.10	0.09	0.04
Net realized and unrealized gain (loss) on investments	(0.41)		(0.02)	0.66	0.84	1.38	(0.16)
Total from investment operations	(0.37)		0.02	0.72	0.94	1.47	(0.12)
Paid-in-capital from redemption fees (6)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	—		—	(0.08)	—	—	—
Net realized gains	—		(0.70)	(1.71)	—	—	—
Total distributions	—		(0.70)	(1.79)	—	—	—
Net asset value, end of period	$12.61		$12.98	$13.66	$14.73	$13.79	$12.32
Total return (3)	(2.85	)% (5)	0.35%	5.12%	6.82%	11.93%	(0.96	)% (5)
Net assets, end of period (000s)	$17,518		$22,872	$35,142	$43,870	$24,768	$20,202
Ratio of expenses to average net assets (7)	1.45	% (4)	1.30%	1.26%	1.29%	1.30%	1.30	% (4)
Ratio of net investment income to average net assets (7)(8)	0.74	% (4)	0.31%	0.42%	0.72%	0.67%	0.94	% (4)
Portfolio Turnover Rate	76	% (5)	84%	100%	106%	72%	112	% (5)

(1)	The Institutional Class shares of the Arrow DWA Balanced Fund commenced operations on March 21, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Annualized.

(5)	Not annualized.

(6)	Amount represents less than $0.01 per share.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Arrow DWA Tactical Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2017		July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	(Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.41		$11.01	$10.24	$9.39	$8.17	$9.62
Activity from investment operations:
Net investment income (1)	0.03		0.03	0.03	0.03	0.08	0.03
Net realized and unrealized gain (loss) on investments	0.03		(0.02)	0.79	0.82	1.29	(0.92)
Total from investment operations	0.06		0.01	0.82	0.85	1.37	(0.89)
Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.17)		—	—	—	(0.15)	—
Net realized gains	(0.14)		(0.61)	(0.05)	—	—	(0.56)
Total distributions	(0.31)		(0.61)	(0.05)	—	(0.15)	(0.56)
Net asset value, end of period	$10.16		$10.41	$11.01	$10.24	$9.39	$8.17
Total return (2)	0.58	% (7)	0.42%	7.99%	9.05%	16.99%	(9.03)%
Net assets, end of period (000s)	$45,073		$54,137	$74,537	$80,265	$87,783	$97,363
Ratio of expenses to average net assets (4)	1.52	% (6)	1.55%	1.54%	1.56%	1.65%	1.62%
Ratio of net investment income to average net assets (4)(5)	0.69	% (6)	0.30%	0.24%	0.27%	0.94%	0.41%
Portfolio Turnover Rate	133	% (7)	169%	127%	123%	151%	262%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to financial statements.

Arrow DWA Tactical Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2017		July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.87		$10.55	$9.86	$9.12	$7.94	$9.43
Activity from investment operations:
Net investment income (loss) (1)	0.01		(0.04)	(0.05)	(0.05)	0.02	(0.03)
Net realized and unrealized gain (loss) on investments	0.00	(3)	(0.03)	0.77	0.79	1.24	(0.90)
Total from investment operations	0.01		(0.07)	0.72	0.74	1.26	(0.93)
Paid-in-capital from redemption fees (3)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.09)		—	—	—	(0.08)	—
Net realized gains	(0.14)		(0.61)	(0.03)	—	—	(0.56)
Total distributions	(0.23)		(0.61)	(0.03)	—	(0.08)	(0.56)
Net asset value, end of period	$9.65		$9.87	$10.55	$9.86	$9.12	$7.94
Total return (2)	0.16	% (7)	(0.34)%	7.25%	8.11%	16.09%	(9.66)%
Net assets, end of period (000s)	$56,719		$61,576	$69,749	$59,926	$46,823	$52,697
Ratio of expenses to average net assets (4)	2.27	% (6)	2.30%	2.29%	2.31%	2.40%	2.37%
Ratio of net investment income (loss) to average net assets (4)(5)	0.15	% (6)	(0.40)%	(0.53)%	(0.50)%	0.25%	(0.33)%
Portfolio Turnover Rate	133	% (7)	169%	127%	123%	151%	262%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Amount represents less than $0.01 per share.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Not annualized.

See accompanying notes to financial statements.

Arrow DWA Tactical Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Period
	January 31,		Ended	Ended	Ended	Ended	Ended
	2017		July 31,	July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	(Unaudited)		2016	2015	2014	2013	2012 (1)
Net asset value, beginning of period	$10.46		$11.03	$10.26	$9.39	$8.18	$8.15
Activity from investment operations:
Net investment income (2)	0.07		0.07	0.05	0.05	0.09	0.04
Net realized and unrealized gain (loss) on investments	0.00	(8)	(0.03)	0.80	0.82	1.30	(0.01)
Total from investment operations	0.07		0.04	0.85	0.87	1.39	0.03
Paid-in-capital from redemption fees (8)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.20)		—	(0.01)	—	(0.18)	—
Net realized gains	(0.14)		(0.61)	(0.07)	—	—	—
Total distributions	(0.34)		(0.61)	(0.08)	—	(0.18)	—
Net asset value, end of period	$10.19		$10.46	$11.03	$10.26	$9.39	$8.18
Total return (3)	0.67	% (5)	0.70%	8.28%	9.26%	17.31%	0.37	% (5)
Net assets, end of period (000s)	$97,856		$115,506	$107,510	$90,604	$41,106	$26,922
Ratio of expenses to average net assets (6)	1.27	% (4)	1.30%	1.29%	1.32%	1.40%	1.37	% (4)
Ratio of net investment income to average net assets (6)(7)	1.38	% (4)	0.64%	0.48%	0.50%	1.10%	1.43	% (4)
Portfolio Turnover Rate	133	% (5)	169%	127%	123%	151%	262	% (5)

(1)	The Institutional Class shares of the Arrow DWA Tactical Fund commenced operations on March 21, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Annualized.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year		Year
	January 31,		Ended	Ended	Ended	Ended		Ended
	2017		July 31,	July 31,	July 31,	July 31,		July 31,
Class A Shares	(Unaudited)		2016	2015	2014	2013		2012
Net asset value, beginning of period	$8.89		$8.19	$7.93	$8.12	$8.19		$8.69
Activity from investment operations:
Net investment income (loss) (1)	0.07		0.03	0.06	(0.01)	(0.00	) (4)	0.01
Net realized and unrealized gain (loss) on investments	0.31		0.71	0.26	(0.18)	(0.07)		(0.36)
Total from investment operations	0.38		0.74	0.32	(0.19)	(0.07)		(0.35)
Paid-in-capital from redemption fees	—		0.00 (4)	—	0.00 (4)	0.00	(4)	0.00 (4)
Less distributions from:
Net investment income	(0.25)		(0.04)	(0.06)	—	—		(0.15)
Net realized gains	(0.03)		—	—	—	—		—
Total distributions	(0.28)		(0.04)	(0.06)	—	—		(0.15)
Net asset value, end of period	$8.99		$8.89	$8.19	$7.93	$8.12		$8.19
Total return (2)	4.23	% (8)	9.10%	4.03%	(2.34)%	(0.85)%		(4.05)%
Net assets, end of period (000s)	$19,499		$14,835	$7,954	$7,738	$6,257		$14,828
Ratio of gross expenses to average net assets (3)(5)	1.20	% (7)	1.26%	1.65%	2.44%	2.03%		1.86%
Ratio of net expenses to average net assets (5)	1.20	% (7)	1.26%	1.63%	2.44%	2.03%		1.86%
Ratio of net investment income (loss) to average net assets (5)(6)	1.46	% (7)	0.38%	0.73%	(0.17)%	(0.02)%		0.16%
Portfolio Turnover Rate	210	% (8)	71%	480%	800%	28%		25%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(4)	Amount represents less than $0.01 per share.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year		Year	Year	Year
	January 31,		Ended	Ended		Ended	Ended	Ended
	2017		July 31,	July 31,		July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2016	2015		2014	2013	2012
Net asset value, beginning of period	$8.52		$7.89	$7.67		$7.91	$8.04	$8.49
Activity from investment operations:
Net investment income/(loss) (1)	0.04		(0.03)	(0.00	) (4)	(0.09)	(0.06)	(0.04)
Net realized and unrealized gain (loss) on investments	0.28		0.68	0.25		(0.15)	(0.07)	(0.36)
Total from investment operations	0.32		0.65	0.25		(0.24)	(0.13)	(0.40)
Paid-in-capital from redemption fees	—		—	—		0.00 (4)	0.00 (4)	0.00 (4)
Less distributions from:
Net investment income	(0.21)		(0.02)	(0.03)		—	—	(0.05)
Net realized gains	(0.03)		—	—		—	—	—
Total distributions	(0.24)		(0.02)	(0.03)		—	—	(0.05)
Net asset value, end of period	$8.60		$8.52	$7.89		$7.67	$7.91	$8.04
Total return (2)	3.81	% (8)	8.30%	3.22%		(3.03)%	(1.62)%	(4.74)%
Net assets, end of period (000s)	$2,513		$2,277	$1,382		$1,375	$1,390	$2,086
Ratio of gross expenses to average net assets (3)(5)	1.95	% (7)	2.01%	2.40%		3.19%	2.78%	2.61%
Ratio of net expenses to average net assets (5)	1.95	% (7)	2.01%	2.38%		3.19%	2.78%	2.61%
Ratio of net investment loss to average net assets (5)(6)	0.94	% (7)	(0.34)%	(0.04)%		(1.17)%	(0.76)%	(0.43)%
Portfolio Turnover Rate	210	% (8)	71%	480%		800%	28%	25%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(4)	Amount represents less than $0.01 per share.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Not annualized.

See accompanying notes to financial statements.

Arrow Alternative Solutions Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Period
	January 31,		Ended	Ended	Ended	Ended	Ended
	2017		July 31,	July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	(Unaudited)		2016	2015	2014	2013	2012 (1)
Net asset value, beginning of period	$8.96		$8.25	$7.97	$8.15	$8.20	$8.34
Activity from investment operations:
Net investment income (2)	0.07		0.07	0.07	0.11	0.02	0.01
Net realized and unrealized gain (loss) on investments	0.33		0.69	0.28	(0.29)	(0.07)	(0.15)
Total from investment operations	0.40		0.76	0.35	(0.18)	(0.05)	(0.14)
Paid-in-capital from redemption fees	—		0.00 (6)	—	0.00 (6)	0.00 (6)	0.00	(6)
Less distributions from:
Net investment income	(0.26)		(0.05)	(0.07)	—	—	—
Net realized gains	(0.03)		—	—	—	—	—
Total distributions	(0.29)		(0.05)	(0.07)	—	—	—
Net asset value, end of period	$9.07		$8.96	$8.25	$7.97	$8.15	$8.20
Total return (3)	4.32	% (5)	9.24%	4.41%	(2.21)%	(0.61)%	(1.68	)% (5)
Net assets, end of period (000s)	$148,279		$147,039	$21,129	$14,027	$768	$1,330
Ratio of gross expenses to average net assets (7)	0.95	% (4)	1.01%	1.40%	2.19%	1.76%	1.61	% (4)
Ratio of net expenses to average net assets (7)	0.95	% (4)	1.01%	1.38%	2.19%	1.76%	1.61	% (4)
Ratio of net investment income to average net assets (7)(8)	1.57	% (4)	0.81%	0.87%	1.36%	0.25%	0.51	% (4)
Portfolio Turnover Rate	210	% (5)	71%	480%	800%	28%	25	% (5)

(1)	The Institutional Class shares of the Arrow Alternative Solutions Fund commenced operations on March 21, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Annualized.

(5)	Not annualized.

(6)	Amount represents less than $0.01 per share.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Arrow Managed Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2017		July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	(Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.64		$9.12	$8.04	$8.52	$8.77	$10.40
Activity from investment operations:
Net investment loss (1)	(0.04)		(0.11)	(0.21)	(0.18)	(0.13)	(0.14)
Net realized and unrealized gain (loss) on investments	(1.49)		0.74	1.29	(0.30)	(0.12)	(1.47)
Total from investment operations	(1.53)		0.63	1.08	(0.48)	(0.25)	(1.61)
Paid-in-capital from redemption fees (4)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.70)		(0.11)	—	—	—	(0.02)
Total distributions	(0.70)		(0.11)	—	—	—	(0.02)
Net asset value, end of period	$7.41		$9.64	$9.12	$8.04	$8.52	$8.77
Total return (2)	(16.06	)% (6)	5.70%	13.43%	(5.63)%	(2.85)%	(15.49)%
Net assets, end of period (000s)	$43,447		$45,618	$1,718	$4,325	$23,539	$84,665
Ratio of gross expenses to average net assets (3)	1.34	% (5)	1.40%	2.52%	2.16%	1.67%	1.50%
Ratio of net expenses to average net assets	1.34	% (5)	1.40%	2.52%	2.16%	1.67%	1.50%
Ratio of net investment loss to average net assets	(1.05	)% (5)	(1.20)%	(2.51)%	(2.12)%	(1.54)%	(1.44)%
Portfolio Turnover Rate	0	% (6)	0%	0%	175%	70%	35%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(4)	Amount represents less than $0.01 per share.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2017		July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.29		$8.80	$7.82	$8.36	$8.66	$10.33
Activity from investment operations:
Net investment loss (1)	(0.07)		(0.19)	(0.27)	(0.24)	(0.18)	(0.18)
Net realized and unrealized gain (loss) on investments	(1.42)		0.74	1.25	(0.30)	(0.12)	(1.49)
Total from investment operations	(1.49)		0.55	0.98	(0.54)	(0.30)	(1.67)
Paid-in-capital from redemption fees (4)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.67)		(0.06)	—	—	—	—
Total distributions	(0.67)		(0.06)	—	—	—	—
Net asset value, end of period	$7.13		$9.29	$8.80	$7.82	$8.36	$8.66
Total return (2)	(16.28	)% (6)	5.57%	12.53%	(6.46)%	(3.46)%	(16.17)%
Net assets, end of period (000s)	$5,271		$5,215	$1,035	$1,242	$2,802	$4,501
Ratio of gross expenses to average net assets (3)	2.09	% (5)	2.15%	3.27%	2.91%	2.42%	2.25%
Ratio of net expenses to average net assets	2.09	% (5)	2.15%	3.27%	2.91%	2.42%	2.25%
Ratio of net investment loss to average net assets	(1.80	)% (5)	(1.95)%	(3.26)%	(2.90)%	(2.26)%	(1.84)%
Portfolio Turnover Rate	0	% (6)	0%	0%	175%	70%	35%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(4)	Amount represents less than $0.01 per share.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

Arrow Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Period
	January 31,		Ended	Ended	Ended	Ended	Ended
	2017		July 31,	July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	(Unaudited)		2016	2015	2014	2013	2012 (1)
Net asset value, beginning of period	$9.74		$9.21	$8.10	$8.55	$8.78	$9.15
Activity from investment operations:
Net investment loss (2)	(0.03)		(0.09)	(0.19)	(0.16)	(0.09)	(0.06)
Net realized and unrealized gain (loss) on investments	(1.50)		0.75	1.30	(0.29)	(0.14)	(0.31)
Total from investment operations	(1.53)		0.66	1.11	(0.45)	(0.23)	(0.37)
Paid-in-capital from redemption fees (6)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	(0.71)		(0.13)	—	—	—	—
Total distributions	(0.71)		(0.13)	—	—	—	—
Net asset value, end of period	$7.50		$9.74	$9.21	$8.10	$8.55	$8.78
Total return (3)	(15.83	)% (5)	5.75%	13.70%	(5.26)%	(2.62)%	(4.04	)% (5)
Net assets, end of period (000s)	$68,951		$64,046	$1,159	$8,460	$7,564	$2,587
Ratio of gross expenses to average net assets	1.09	% (4)	1.15%	2.27%	1.91%	1.42%	1.25	% (4)
Ratio of net investment loss to average net assets	(0.80	)% (4)	(0.95)%	(2.26)%	(1.91)%	(1.26)%	(1.14	)% (4)
Portfolio Turnover Rate	0	% (5)	0%	0%	175%	70%	35	% (5)

(1)	The Institutional Class shares of the Arrow Managed Futures Strategy Fund commenced operations on March 21, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Annualized.

(5)	Not annualized.

(6)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2017		July 31,	July 31,	July 31,	July 31,	July 31,
Class A Shares	(Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$5.57		$5.72	$8.32	$8.13	$9.01	$10.89
Activity from investment operations:
Net investment loss (1)	(0.05)		(0.11)	(0.14)	(0.17)	(0.17)	(0.19)
Net realized and unrealized gain (loss) on investments	0.10		(0.04)	(2.30)	0.36	(0.71)	(1.26)
Total from investment operations	0.05		(0.15)	(2.44)	0.19	(0.88)	(1.45)
Paid-in-capital from redemption fees (4)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	—		—	(0.16)	—	—	(0.43)
Total distributions	—		—	(0.16)	—	—	(0.43)
Net asset value, end of period	$5.62		$5.57	$5.72	$8.32	$8.13	$9.01
Total return (2)	0.90	% (6)	(2.62)%	(29.58)%	2.34%	(9.77)%	(13.33)%
Net assets, end of period (000s)	$816		$785	$1,358	$9,927	$6,773	$11,485
Ratio of gross expenses to average net assets (3)	3.00	% (5)	3.94%	2.86%	2.38%	2.45%	2.22%
Ratio of net expenses to average net assets	2.00	% (5)	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of net investment loss to average net assets	(1.75	)% (5)	(1.96)%	(1.99)%	(1.98)%	(1.93)%	(1.94)%
Portfolio Turnover Rate	168	% (6)	1236%	451%	834%	132%	727%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(4)	Amount represents less than $0.01 per share.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Year
	January 31,		Ended	Ended	Ended	Ended	Ended
	2017		July 31,	July 31,	July 31,	July 31,	July 31,
Class C Shares	(Unaudited)		2016	2015	2014	2013	2012
Net asset value, beginning of period	$5.36		$5.55	$8.13	$7.99	$8.93	$10.85
Activity from investment operations:
Net investment loss (1)	(0.07)		(0.14)	(0.19)	(0.22)	(0.24)	(0.24)
Net realized and unrealized gain (loss) on investments	0.10		(0.05)	(2.25)	0.36	(0.70)	(1.27)
Total from investment operations	0.03		(0.19)	(2.44)	0.14	(0.94)	(1.51)
Paid-in-capital from redemption fees (4)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	—		—	(0.14)	—	—	(0.41)
Total distributions	—		—	(0.14)	—	—	(0.41)
Net asset value, end of period	$5.39		$5.36	$5.55	$8.13	$7.99	$8.93
Total return (2)	0.56	% (6)	(3.42)%	(30.21)%	1.75%	(10.53)%	(13.93)%
Net assets, end of period (000s)	$137		$99	$107	$244	$303	$747
Ratio of gross expenses to average net assets (3)	3.75	% (5)	4.69%	3.61%	3.13%	3.19%	2.97%
Ratio of net expenses to average net assets	2.75	% (5)	2.75%	2.75%	2.75%	2.75%	2.75%
Ratio of net investment loss to average net assets	(2.52	)% (5)	(2.69)%	(2.74)%	(2.72)%	(2.68)%	(2.69)%
Portfolio Turnover Rate	168	% (6)	1236%	451%	834%	132%	727%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(4)	Amount represents less than $0.01 per share.

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to financial statements.

Arrow Commodity Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Period
	January 31,		Ended	Ended	Ended	Ended	Ended
	2017		July 31,	July 31,	July 31,	July 31,	July 31,
Institutional Class Shares	(Unaudited)		2016	2015	2014	2013	2012 (1)
Net asset value, beginning of period	$5.58		$5.72	$8.38	$8.16	$9.01	$9.63
Activity from investment operations:
Net investment loss (2)	(0.03)		(0.09)	(0.11)	(0.15)	(0.15)	(0.00	) (7)
Net realized and unrealized gain (loss) on investments	0.09		(0.05)	(2.33)	0.37	(0.70)	(0.62)
Total from investment operations	0.06		(0.14)	(2.44)	0.22	(0.85)	(0.62)
Paid-in-capital from redemption fees (7)	0.00		0.00	0.00	0.00	0.00	0.00
Less distributions from:
Net investment income	—		—	(0.22)	—	—	—
Total distributions	—		—	(0.22)	—	—	—
Net asset value, end of period	$5.64		$5.58	$5.72	$8.38	$8.16	$9.01
Total return (3)	1.08	% (6)	(2.45)%	(29.47)%	2.70%	(9.43)%	(6.44	)% (6)
Net assets, end of period (000s)	$7,079		$453	$3,558	$519	$177	$9	(8)
Ratio of gross expenses to average net assets (4)	2.75	% (5)	3.69%	2.61%	2.13%	2.30%	1.97	% (5)
Ratio of net expenses to average net assets	1.75	% (5)	1.75%	1.75%	1.75%	1.75%	1.75	% (5)
Ratio of net investment loss to average net assets	(1.41	)% (5)	(1.74)%	(1.74)%	(1.73)%	(1.69)%	(1.69	)% (5)
Portfolio Turnover Rate	168	% (6)	1236%	451%	834%	132%	727	% (6)

(1)	The Institutional Class shares of the Arrow Commodity Strategy Fund commenced operations on March 21, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.01 per share.

(8)	Actual net assets, not truncated.

See accompanying notes to financial statements.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
January 31, 2017

1.	ORGANIZATION

The Arrow DWA Balanced Fund (“ADBF”), the Arrow DWA Tactical Fund (“ADTF”), the Arrow Alternative Solutions Fund (“AASF”), the Arrow Managed Futures Strategy Fund (“AMFSF”) and the Arrow Commodity Strategy Fund (“ACSF”), collectively (“the Funds”) are each a series of shares of beneficial interest of Arrow Investments Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The Funds are diversified funds. ADTF is a “fund of funds.” ADBF seeks to achieve an appropriate balance between long-term capital appreciation and capital preservation. ADTF seeks to achieve long-term capital appreciation with capital preservation as a secondary objective. AASF seeks capital appreciation with an emphasis on absolute positive returns, low volatility, and low correlation to equity markets. AMFSF seeks long-term capital appreciation and to achieve absolute returns. ACSF seeks to provide investment results that correlate to the performance of a benchmark for commodities.

Each Arrow Fund was reorganized on March 1, 2012, from a series of Northern Lights Fund Trust, a Delaware statutory trust, to a series of Arrow Investments Trust, a Delaware statutory trust. As a series of Arrow Investments Trust, each Fund is a continuation of the identically-named predecessor fund that was a series of Northern Lights Fund Trust.

The Funds currently offer Class A shares, Class C shares and Institutional Class Shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Institutional Class shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2017

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08. Fund level income and expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within the Funds. Class specific expenses are allocated to that share class.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options and futures contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date. Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty based on the proprietary index. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2017

to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

In unusual circumstances, securities may be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2017

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2017 for the Funds’ assets and liabilities measured at fair value:

Arrow DWA Balanced Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$31,331,394	$—	$—	$31,331,394
Exchange Traded Funds	77,803,842	—	—	77,803,842
Mutual Funds	19,943,681	—	—	19,943,681
Short-Term Investments	6,243,283	—	—	6,243,283
Variation Margin-Open Futures Contracts *	51,878	—	—	51,878
Total	$135,374,078	$—	$—	$135,374,078

Arrow DWA Tactical Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$179,015,885	$—	$—	$179,015,885
Short-Term Investment	15,639,421	—	—	15,639,421
Variation Margin-Open Futures Contracts *	545,392	—	—	545,392
Total	$195,200,698	$—	$—	$195,200,698

Arrow Alternative Solutions Fund

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$47,837,174	$—	$47,837,174
Exchange Traded Fund	37,943,553	—	—	37,943,553
Short-Term Investments	67,637,676	—	—	67,637,676
U.S. Treasury	—	59,937,600	—	59,937,600
Open Swap Contracts *	—	6,318,634	—	6,318,634
Total	$105,581,229	$114,093,408	$—	$219,674,637
Liabilities	Level 1	Level 2	Level 3	Total
Variation Margin-Open Short Futures Contract	$5,843	$—	$—	$5,843
Open Swap Contracts *	44,560	—	—	$44,560
Total	$50,403	$—	$—	$50,403

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2017

Arrow Managed Futures Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$30,264,527	$—	$—	$30,264,527
U.S. Treasury	—	109,921,896	—	109,921,896
Total	$30,264,527	$109,921,896	$—	$140,186,423
Liabilities	Level 1	Level 2	Level 3	Total
Open Swap Contracts *	$3,671,393	$—	$—	$3,671,393
Total	$3,671,393	$—	$—	$3,671,393

Arrow Commodity Strategy Fund

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Note	$369,418	$—	$—	$369,418
U.S. Treasury	—	6,048,848	—	6,048,848
Short-Term Investment	411,737	—	—	411,737
Variation Margin-Open Futures Contracts	182,132	—	—	182,132
Total	$963,287	$6,048,848	$—	$7,012,135

There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into or out of Level 1, Level 2, and Level 3 during the period.

The Funds did not hold any Level 3 securities during the period.

*	Derivatives instruments include cumulative net unrealized gain or loss on futures contracts and swaps open as of January 31, 2017.

See Consolidated Portfolios of Investments for investments and derivatives segregated by industry, type and underlying exposure.

Consolidation of Subsidiaries – ADWAB Fund Limited (ADB-CFC), ADWAT Fund Limited (ADT-CFC), Arrow MFS Fund Limited (AMFS-CFC) and ACT Fund Limited (ACS-CFC) – The Consolidated Portfolios of Investments, Consolidated Statements of Asset and Liabilities, Consolidated Statements of Operations, Consolidated Statements of Changes in Net Assets and the Consolidated Financial Highlights of ADBF, ADTF, AMFSF and ACSF include the accounts of ADB-CFC, ADT-CFC, AMFS-CFC and ACS-CFC, respectively, which are wholly-owned and controlled subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

The Funds, except AASF, may invest up to 25% of their total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

The CFCs utilize commodity-based derivative products to facilitate the Funds’ pursuit of their investment objectives. In accordance with their investment objectives and through its exposure to the aforementioned commodity-based derivative products, the Funds may have increased or decreased exposure to one or more of the following risk factors defined below:

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2017

Commodity Risk – The Funds’ exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Credit Risk – There is a risk that issuers and counterparties will not make payments on securities and other investments held by a Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by a Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for a Fund to sell the security. The Funds may invest, directly or indirectly, in “junk bonds.” High yield fixed-income securities (also known as “junk bonds”) are considered speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. This means that, compared to issuers of higher rated securities, issuers of medium and lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. The market values of medium- and lower-rated securities tend to be more sensitive to company-specific developments and changes in economic conditions than higher-rated securities. The companies that issue these securities often are highly leveraged, and their ability to service their debt obligations during an economic downturn or periods of rising interest rates may be impaired. In addition, these companies may not have access to more traditional methods of financing, and may be unable to repay debt at maturity by refinancing. The risk of loss due to default in payment of interest or principal by these issuers is significantly greater than with higher-rated securities because medium- and lower-rated securities generally are unsecured and subordinated to senior debt. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by a Fund. In addition, default may cause a Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Derivatives Risk – The Funds may use derivatives (including swaps, structured notes, options, futures and options on futures) to enhance returns or hedge against market declines. The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. These risks could cause a Fund to lose more than the principal amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on the Funds.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2017

Swap Counterparty Credit Risk – The Funds are subject to credit risk on the amount the Funds expect to receive from swap agreement counterparties. With certain exchange traded credit default swaps, there is minimal counterparty risk to a Fund in that the exchanges clearinghouse, as counter party, guarantees against default.

Fixed Income Risk – When a Fund invests in fixed income securities, the value of its investments in such securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by a Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by a Fund, possibly causing a Fund’s share price and total return to be reduced and fluctuate more than other types of investments. In addition, a Fund may invest in securities that are sometimes referred to as “junk bonds.” Such securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality debt securities.

Portfolio Turnover Risk – Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase a Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

Taxation Risk – By investing in commodities indirectly through a Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from the Subsidiary will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Wholly-Owned Subsidiary Risk – The Subsidiary will not be registered under the Investment Company Act of 1940 (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2017

A summary of the Funds’ investments in the CFCs are as follows:

		CFC Net Assets at	% Of Total Net Assets at
	Inception Date of CFC	January 31, 2017	January 31, 2017
ADB-CFC	12/5/2012	$2,271,448	1.64%
ADT-CFC	12/12/2011	4,896,505	2.45%
AMFS-CFC	7/23/2010	23,739,808	20.18%
ACS-CFC	1/3/2011	1,540,910	19.19%

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – AASF declares and pays dividends from net investment income monthly. Dividends from net investment income, if any, are declared and paid annually for the other Funds. AASF intends to distribute substantially all of its investment income at least monthly and net capital gain annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2013-2015), or expected to be taken in the Funds’ 2016 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2017

exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities, of any.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Consolidated Statements of Operations.

Futures Contracts – Each Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2017

Options Transactions – Each Fund is subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against this risk.

Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When a Fund writes a call option, an amount equal to the premium received is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When a Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Derivatives Disclosure –

Fair Values of Derivative Instruments in ADBF as of January 31, 2017:

	Asset Derivatives			Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Futures - Currency contracts	Variation margin - due from broker, Net Assets - Net Unrealized Appreciation	$359,814	*	Variation margin - due from broker, Net Assets - Net Unrealized Appreciation	$316,485	*

Futures - Commodity contracts:	Variation margin - due from broker, Net Assets - Net Unrealized Appreciation	8,549	*	Variation margin - due from broker, Net Assets - Net Unrealized Appreciation	—
		$368,363			$316,485

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2017

Fair Values of Derivative Instruments in ADTF as of January 31, 2017:

	Asset Derivatives			Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Futures - Commodity contracts:	Variation margin - due from broker, Net Assets - Net Unrealized Appreciation	$545,392	*	Variation margin - due from broker, Net Assets - Net Unrealized Appreciation	—

		$545,392			$—

Fair Values of Derivative Instruments in AASF as of January 31, 2017:

	Asset Derivatives			Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Interest Rate Contract	Variation margin - due from broker, Net Assets - Net Unrealized Depreciation	$—		Variation margin - due from broker, Net Assets - Net Unrealized Depreciation	$5,843

Credit Default Swap	Net Assets - Net Unrealized Appreciation on swap contracts	—		Net Assets - Net Unrealized Appreciation on swap contracts	44,560

Interest Rate Contract	Net Assets - Net Unrealized Appreciation on swap contracts	6,318,634	*	Net Assets - Net Unrealized Appreciation on swap contracts

		$6,318,634			$50,403

Fair Values of Derivative Instruments in AMFSF as of January 31, 2017:

	Asset Derivatives		Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Mixed; Interest rate, credit, foreign exchange and equity contracts	Net unrealized depreciation on swap contracts	$—	Net unrealized depreciation on swap contracts	$3,249,599	*

Commodity contracts:	Net unrealized depreciation on swap contracts	—	Net unrealized depreciation on swap contracts	421,794

		$—		$3,671,393

Fair Values of Derivative Instruments in ACSF as of January 31, 2017:

	Asset Derivatives			Liability Derivatives
Contract Type/
Primary Risk Exposure	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Futures - Commodity contracts:	Variation margin - due from broker, Net Assets - Net Unrealized Appreciation	$201,338	*	Variation margin - due to broker, Net Assets - Net Unrealized Appreciation	$19,206	*

		$201,338			$19,206

*	Includes cumulative appreciation/depreciation of futures and swaps contracts as reported in the Consolidated Portfolio of Investments.

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2017

The effect of Derivative Instruments on the Consolidated Statements of Operations for the year ended January 31, 2017:

ABDF
Commodity
Location	Contracts
Net realized gain (loss) on:
Futures	$(1,793,936)
Total net realized gain (loss)	$(1,793,936)

Net change in unrealized appreciation (depreciation)
Futures	$(232,952)
Total net change in unrealized appreciation (depreciation)	$(232,952)

ADTF
Commodity
Location	Contracts
Net realized gain (loss) on:
Futures	$(2,313,251)
Total net realized gain (loss)	$(2,313,251)

Net change in unrealized appreciation (depreciation)
Futures	$139,437
Total net change in unrealized appreciation (depreciation)	$139,437

AASF

	Credit	Interest
Location	Contracts	Contracts
Net realized gain (loss) on:
Swaps	$379,589	$2,334,033
Futures	—	336,926
Total net realized gain (loss)	$379,589	$2,670,959

Net change in unrealized appreciation (depreciation)
Swaps	$(66,686)	$4,394,021
Futures	—	(5,843)
Total net change in unrealized appreciation (depreciation)	$(66,686)	$4,388,178

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2017

AMFSF

		Mixed: Interest, Credit,
	Commodity	Foreign Exchange &
Location	Contracts	Equity Contracts
Net realized gain (loss) on:
Swaps	$(2,367,392)	$(12,508,477)
Total net realized gain (loss)	$(2,367,392)	$(12,508,477)

Net change in unrealized appreciation (depreciation)
Swaps	$(1,080,298)	$(3,249,599)
Total net change in unrealized appreciation (depreciation)	$(1,080,298)	$(3,249,599)

ACSF

Commodity
Location	Contracts
Net realized gain (loss) on:
Futures	$60,006
Total net realized gain (loss)	$60,006

Net change in unrealized appreciation (depreciation)
Futures	$106,879
Total net change in unrealized appreciation (depreciation)	$106,879

Structured Notes – There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Funds will not invest in any structured notes unless the Funds’ management believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.

Swap Agreements – The Funds may enter into swap agreements to manage their exposure to various risks. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index or a specific security on a notional amount of principal from a second party (the seller) in return for paying a funding cost,

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2017

which is usually quoted in relation to the London Inter-Bank Offered Rate (“LIBOR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR-based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation or index of reference debt obligations is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/ moratorium). A Fund will become a protection seller to take on credit risk in order to earn a premium. A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Consolidated Statements of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Consolidated Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Consolidated Statements of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations.

Credit Facility – The Funds have collectively entered into a $15 million secured Revolving Credit Agreement (the “Agreement”) with Union Bank, National Association (“UB”). Under the terms of the Agreement, each Fund may not exceed the limit on borrowing money set forth in the Registration Statement of that Fund and the borrowing will be used only for temporary or emergency purposes including the financing of redemptions. Interest is charged to each Fund based on the prevailing market rates in effect at the time of the borrowing. The Funds will collateralize the borrowings with certain securities the Funds hold at the time of borrowing. At January 31, 2017, there were no outstanding borrowings.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2017

Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Each Fund’s policy is to recognize a net asset or liability in the Consolidated Statements of Assets and Liabilities equal to the unrealized appreciation or depreciation for futures and swaps contracts. During the six months ended January 31, 2017, each Fund is subject to a master netting arrangement for the futures and swaps. The following table shows additional information regarding the offsetting of assets and liabilities at January 31, 2017.

				Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities

		Gross Amounts Offset in	Net Amounts of Assets
	Gross Amounts of	the Statement of Assets &	Presented in the Statement	Financial	Cash Collateral
	Recognized Assets	Liabilities	of Assets & Liabilities	Instruments	Received/(Pledged)	Net Amount
Arrow DWA Balanced Fund

Future Contracts - Goldman Sachs	$368,363	$316,485	$51,878	$—	$—	$51,878
Total	$368,363	$316,485	$51,878	$—	$—	$51,878

Arrow DWA Tactical Fund

Future Contracts - Goldman Sachs	$545,392	$—	$545,392	$—	$—	$545,392
Total	$545,392	$—	$545,392	$—	$—	$545,392

Arrow Alternative Solutions Fund

Swaps Contracts - Deutsche Bank	$6,318,634	$44,560.00	$6,274,074	$—	$—	$6,274,074
Total	$6,318,634	$44,560.00	$6,274,074	$—	$—	$6,274,074

Arrow Commodity Strategy Fund

Future Contracts - Goldman Sachs	$201,338	$19,206	$182,132	$—	$—	$182,132
Total	$201,338	$52,793	$182,132	$—	$—	$182,132

				Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
		Gross Amounts Offset in	Net Amounts of Assets
	Gross Amounts of	the Statement of Assets &	Presented in the Statement	Financial	Cash Collateral
Description	Recognized Liabilities	Liabilities	of Assets & Liabilities	Instruments	Pledged	Net Amount

Arrow Alternative Solutions Fund

Swaps Contracts - Goldman Sachs	$44,560	$44,560	$—	$—	$—	$—
Future Contracts - Goldman Sachs	$5,843	$—	$5,843	$—	$—	$5,843
Total	$50,403	$44,560	$5,843	$—	$—	$5,843

Arrow Managed Futures Strategy Fund

Swaps Contracts - Societe Generale	$3,671,393	$—	$3,671,393	$—	$—	$3,671,393
Total	$3,671,393	$—	$3,671,393	$—	$—	$3,671,393

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2017

4.	INVESTMENT TRANSACTIONS

For the year ended January 31, 2017, the cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

Portfolio	Purchases	Sales
Arrow DWA Balanced Fund	$103,662,242	$126,906,075
Arrow DWA Tactical Fund	247,433,754	257,122,054
Arrow Alternative Solutions Fund	158,460,783	164,619,754
Arrow Managed Futures Strategy Fund	—	—
Arrow Commodity Strategy Fund	1,478,519	164,254

5.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Arrow Investment Advisors, LLC, serves as the Funds’ investment advisor (the “Advisor”).

Pursuant to an advisory agreement with the Trust, with respect to each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of ADBF and ADTF average daily net assets, 0.75% of AASF average daily net assets, 0.85% of AMFSF average daily net assets and 0.80% of ACSF average daily net assets.

Pursuant to an exemptive order, the ADBF invested a portion of its assets in the Arrow Managed Futures Strategy Fund and in Arrow Commodity Strategy Fund. The Advisor has agreed to waive 0.70% of its advisory fee on the portion of ADBF’s assets that are invested in the Arrow Managed Futures Strategy Fund and in the Arrow Commodity Strategy Fund. For the six months ended January 31, 2017, ADBF waived $17,599.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2017 to waive a portion of its advisory fee and has agreed to reimburse Arrow Commodity Strategy Fund for other expenses to the extent necessary so that total expenses incurred (excluding front-end or contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees, or extraordinary expenses, such as litigation expenses) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

	Class A	Class C	Institutional Class
ACSF	2.00%	2.75%	1.75%

These amounts will herein be referred to as the “Expense Limitations.”

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2017

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver agreement, and ACSF’s operating expenses are subsequently lower than its Expense Limitation, the Advisor, on a rolling three year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the Expense Limitation. If the Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements for the Fund shall be suspended. For the six months ended January 31, 2017, ACSF waived $29,976.

The following amounts are subject to recapture by the following dates:

	7/31/2017	7/31/2018	7/31/2019	Totals
ACSF	$ 35,353	$ 49,249	$ 65,732	$ 150,334

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Funds. The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of its average daily net assets for Class A and an annual rate of 1.00% of its average daily net assets for Class C and is paid to Archer Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and-or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class C shares. The Distributor is an affiliate of the Advisor. For the six months ended January 31, 2017, the Distributor received $105,980 of which $17,130 was retained in commissions.

Gemini Fund Services, LLC (“GFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Blu Giant, LLC (“Blu Giant”) – an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2017

Compliance Consulting Services, LLC provided a Chief Compliance Officer to the Trust until September 2016. Effective September 22, 2016, Christopher Lewis began serving as Chief Compliance Officer of the Trust.

6.	REDEMPTION FEES

The Funds, except for AASF, may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. For the six months ended January 31, 2017, ADBF, ADTF, AASF, AMFSF and ACSF assessed $839, $502, $0, $11,065 and $0 respectively, in redemption fees.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

AAFS currently invests a portion of its assets in the Fidelity Institutional Money Market Fund – Money Market Portfolio (“Fidelity”). Fidelity is registered under the 1940 Act, as an open-end management investment company. The Fund may redeem its investment in Fidelity at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of Fidelity. The financial statements of Fidelity, including the portfolio of investments, can be found at Fidelity’s website, www.institutional.fidelity.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of January 31, 2017, the percentage of the Fund’s net assets invested in iShares was 39.7%.

8.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies which are affiliates of a Fund at January 31, 2017 are noted in the Funds’ Consolidated Portfolios of Investments. Transactions during the six months ended January 31, 2017 with companies which are affiliates are as follows for the ADBF Fund:

Cusip	Description	Value - Beginning of Period	Purchases	Sales Proceeds	Realized Losses	Dividends Credited to Income	Value - End of Period
042765826	Arrow Commodity Strategy Fund	$—	$7,341,384	$(1,041,884)	$(1,884)		$6,429,021
042765859	Arrow Managed Futures Strategy Fund	—	14,246,518	(643,500)	8,636		13,514,660

9.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the year ended July 31, 2016 was as follows:

For the Year Ended July 31, 2016:

	Ordinary	Long-Term
	Income	Capital Gains	Total
ADBF	$—	$10,977,532	$10,977,532
ADTF	2,582,800	10,766,775	13,349,575
AASF	906,047	—	906,047
AMFSF	781,440	—	781,440
ACSF	—	—	—

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2017

The tax character of Fund distributions for the year ended July 31, 2015 was as follows:

For the Year Ended July 31, 2015:

	Ordinary	Long-Term
	Income	Capital Gains	Total
ADBF	$2,734,228	$28,165,837	$30,900,065
ADTF	659,651	571,866	1,231,517
AASF	197,933	—	197,933
AMFSF	—	—	—
ACSF	195,104	—	195,104

As of July 31, 2016, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
ADBF	$—	$—	$(2,663,028)	$(5,110,750)	$(2,608,254)	$19,401,306	$9,019,274
ADTF	2,150,718	—	(3,676,577)	—	(1,116,219)	18,477,498	15,835,420
AASF	2,786,318	540,666	—	—	—	4,837,345	8,164,329
AMFSF	8,725,302	—	—	(671,473)	(26,002,073)	—	(17,948,244)
ACSF	—	—	(35,844)	(159,853)	(5,936,017)	(734)	(6,132,448)

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net investment income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to adjustments for the Funds’ wholly owned subsidiaries, real estate investment trusts, tax deferral of losses on wash sales and mark-to-market on open swap contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
ADBF	$445,847
ADTF	—
AASF	—
AMFSF	—
ACSF	22,522

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2017

Post October
Losses
ADBF	$2,217,181
ADTF	3,676,577
AASF	—
AMFSF	—
ACSF	13,322

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. At July 31, 2016, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Short-Term	Long-Term	Total	Expiration
ADBF	$3,694,867	$1,415,883	$5,110,750	No expiration
ADTF	—	—	—
AASF	—	—	—
AMFSF	123,374	—	123,374	July 31, 2019
	413,055	135,044	548,099	No expiration
	536,429	135,044	671,473
ACSF	30,096	—	30,096	July 31, 2019
	116,840	12,917	129,757	No expiration
	146,936	12,917	159,853

Permanent book and tax differences, primarily attributable to the differing book/ tax treatment of net operating losses, the reclassification of Fund distributions, swap gains and losses, and tax adjustments for real estate investment trusts and the Funds’ wholly owned subsidiaries, resulted in reclassification for the year ended July 31, 2016 as follows:

	Paid	Accumulated	Undistributed
	In	Investment	Net Realized
	Capital	Income (Loss)	Gains (Loss)
ADBF	$(2,670)	$(6,408)	$9,078
ADTF	—	(100,988)	100,988
AASF	(2,664,893)	1,067,711	1,597,182
AMFSF	—	9,148,135	(9,148,135)
ACSF	(97,459)	97,459	—

The Arrow Funds
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
January 31, 2017

10.	NEW ACCOUNTING PRONOUNCEMENTS

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

11.	SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Consolidated Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

Management has determined that there were no other subsequent events to report through the issuance of these financial statements.

The Arrow Funds
EXPENSE EXAMPLES (Unaudited)
January 31, 2017

As a shareholder of the Arrow DWA Balanced Fund, the Arrow DWA Tactical Fund, the Arrow Alternative Solutions Fund, the Arrow Managed Futures Strategy Fund or the Arrow Commodity Strategy Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Arrow Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2016 through January 31, 2017.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each of the Arrow Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses Paid	Expense Ratio
	Value	Value	During Period*	During Period**
Actual	8/1/16	1/31/17	8/1/16 – 1/31/17	8/1/16 – 1/31/17
DWA Balanced Class A	$1,000.00	$970.50	$8.44	1.70%
DWA Balanced Class C	1,000.00	966.40	12.14	2.45
DWA Balanced Institutional Class	1,000.00	971.50	7.21	1.45
DWA Tactical Class A	1,000.00	1,005.80	7.68	1.52
DWA Tactical Class C	1,000.00	1,001.60	11.45	2.27
DWA Tactical Institutional Class	1,000.00	1,006.70	6.42	1.27
Alternative Solutions Class A	1,000.00	1,042.30	6.18	1.20
Alternative Solutions Class C	1,000.00	1,038.10	10.02	1.95
Alternative Solutions Institutional Class	1,000.00	1,043.20	4.89	0.95
Managed Futures Strategy Class A	1,000.00	839.40	6.21	1.34
Managed Futures Strategy Class C	1,000.00	837.20	9.68	2.09
Managed Futures Strategy Institutional Class	1,000.00	841.70	5.06	1.09
Commodity Strategy Class A	1,000.00	1,009.00	10.13	2.00
Commodity Strategy Class C	1,000.00	1,005.60	13.90	2.75
Commodity Strategy Institutional Class	1,000.00	1,010.80	8.87	1.75

The Arrow Funds
EXPENSE EXAMPLES (Unaudited) (Continued)
January 31, 2017

	Beginning
	Account	Ending	Expenses Paid	Expense Ratio
Hypothetical	Value	Account Value	During Period*	During Period**
(5% return before expenses)	8/1/16	1/31/17	8/1/16 – 1/31/17	8/1/16 – 1/31/17
DWA Balanced Class A	$1,000.00	$1,016.64	$ 8.64	1.70%
DWA Balanced Class C	1,000.00	1,012.85	12.85	2.45
DWA Balanced Institutional Class	1,000.00	1,017.90	7.38	1.45
DWA Tactical Class A	1,000.00	1,017.54	7.73	1.52
DWA Tactical Class C	1,000.00	1,013.76	11. 52	2.27
DWA Tactical Institutional Class	1,000.00	1,018.80	6.46	1.27
Alternative Solutions Class A	1,000.00	1,019.16	6.11	1.20
Alternative Solutions Class C	1.000.00	1,015.38	9.91	1.95
Alternative Solutions Institutional Class	1,000.00	1,020.42	4.84	0.95
Managed Futures Strategy Class A	1,000.00	1,018.45	6.22	1.34
Managed Futures Strategy Class C	1,000.00	1,014.67	10.61	2.09
Managed Futures Strategy Institutional Class	1,000.00	1,019.71	5.55	1.09
Commodity Strategy Class A	1,000.00	1,015.12	10.16	2.00
Commodity Strategy Class C	1,000.00	1,011.34	13.94	2.75
Commodity Strategy Institutional Class	1,000.00	1,016.38	8.89	1.75

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**	Annualized.

The Arrow Funds
SUPPLEMENTAL INFORMATION (Unaudited)
January 31, 2017

Renewal of the Investment Advisory Agreement between AIT and Arrow Investment Advisors, LLC

At an in person meeting held September 22, 2016, the Board of Trustees (the “Board”) including the Trustees who are not “interested persons”, as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Arrow Investments Trust (the “Trust”), and Arrow Investment Advisors, LLC (the “Adviser”) with respect to the Arrow Alternative Solutions Fund (the “Alternative Fund”), Arrow DWA Balanced Fund (the “DWA Balanced”), Arrow DWA Tactical Fund (the “DWA Tactical”), Arrow Managed Futures Strategy Fund (the “Managed Futures Strategy”), Arrow Commodity Strategy Fund (the “Commodity Strategy”), Arrow DWA Tactical ETF (the “Tactical ETF”) and the Arrow QVM Equity Factor ETF (the “QVM ETF”), (each a “Fund” and together, the “Funds”). In its consideration of the renewal of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.

Nature, Extent and Quality of Services. The Board examined the nature, extent and quality of the services provided by the Adviser to the AIT Funds. During deliberations, they noted that there was strong communication between the Adviser and the Board. It was noted that there were no material compliance issues since the last renewal. The Adviser will continue to expand and nurture relationships with registered investment advisers and broker dealers to benefit shareholders. The Board noted that the Adviser had continued to report no litigation or administrative actions during the last 12 months. The Board felt that, through participation in meetings, they have access and a good working relationship with senior management. It believes the Adviser is focused on client personnel with deep experience on both the business and compliance side of the business. Also, the portfolio team has progressed due to the increase in communication of all parties involved. It was noted that the Adviser has engaged a firm to review its newly established cyber security policies and procedures. It was the consensus of the Trustees that they were satisfied with the nature, extent and quality of the services provided to the AIT Funds under the Agreement.

Fees and Expenses. The Board reviewed information regarding the advisory fees charged by the Adviser relative to comparative fees charged by advisers to a peer group of funds. With respect to the DWA Balanced Fund, they noted the management fee of 1.00% and expense ratio of 1.29% were above the peer group average of 0.99% and 1.54%, respectively. With respect to the Alternative Solutions Fund, they noted the management fee of 0.75% is well below the average of 1.03% for the peer group, and the Fund expense ratio of 0.99% is also below the average of 1.56% for the peer group and is in line with other products managed with an active tactical approach. As to DWA Tactical, the Board noted the management fee of 1.00% is equal to the average fee of the peer group, and that the Fund’s expense ratio of 1.25% is slightly below the average of 1.47%. The Board noted that the fees and expenses continued to be reasonable based on the asset class. As to Managed Futures Strategy, they noted the management fee of 0.85%, which was below the average for the peer group. With respect to the Commodity Strategy Fund, they noted the management fee of 0.80% is below the average of 0.92% for the peer group, but noted that the Fund’s expense ratio of 1.81% is above the average of 1.17% for the peer group. As to Tactical ETF, the Board noted that the management fee of 1.00% was slightly below the average of 1.03% for all funds in the peer group and that its expense ratio was also slightly below the average for the peer group. Finally, with

The Arrow Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
January 31, 2017

respect to QVM ETF, they noted that the management fee of 0.60% was below the average of 0.70% for all funds in the peer group and that its expense ratio was also below the peer group average. After further discussion, in consideration of the comparative fees reviewed and discussed, and the level of service provided to the AIT Funds, the Board agreed that each Fund’s management fee was reasonable.

Performance. The Board considered the Adviser’s past performance, as well as other factors relating to the Adviser’s track record with respect to the AIT Funds. With respect to the DWA Balanced, it was noted that the one-year return of 4.30% slightly underperformed the peer average of 4.74%, but outperformed its peer group average over three-year and five-year periods. The DWA Balanced returns outperformed the Morningstar Global Flexible Allocation Index over the one, three and five-year periods.

With respect to DWA Tactical, returns significantly underperformed the peer group average over the one, three and five-year periods. It was noted that the Fund also underperformed the Morningstar World Allocation Category for the one and five-year periods, and outperformed for the three-year period.

With respect to the Managed Futures Strategy, the Board noted that the Fund had continued to underperform its peer group average. They discussed the strategy of the Fund.

With respect to the Alternative Fund, it was noted that the Fund had continued to perform well, outperforming 90% of the funds in the non-traditional bond category.

With respect to the Commodity Strategy, the Board discussed that commodities have continued performing poorly overall during the past several years.

With respect to the Tactical ETF, the Board noted that the returns for the year to date, one year, and since inception periods were above the average for all funds in the peer group, all ETFs in the peer group, and all mutual funds in the peer group.

Finally, with respect to QVM ETF, the Board noted that the year to date return of 2.23% was in line with the average total return of 2.22% for all funds in the peer group, but below the average total return of 6.25% for all ETFs in the peer group and above the average total return of 0.78% for all mutual funds in the peer group. They also discussed that the one year and since inception returns were both below the average for all funds in the peer group.

The Boardconcluded that the performance of each Arrow Fund was acceptable.

Economies of Scale. The Board considered whether the Adviser has realized or will realize economies of scale with respect to the management of the AIT Funds. It continued to review the Adviser’s projections for asset growth for each Arrow Fund over the next 12 months, and discussed the expense limitation agreements currently in place. The Board noted that the expense limitation agreement was not being renewed with respect to the Alternative Solutions Fund and the Managed Futures Strategy and that those Funds had been under their respective caps for the fiscal year. It was discussed that there currently were no breakpoints in any of the agreements. It was noted that this

The Arrow Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
January 31, 2017

will be revisited in the future if any of the AIT Funds have breakpoints in the future. Finally it was noted that the absence of breakpoints with respect to each AIT Fund was reasonable and acceptable at this time.

Profitability. The Board considered the expenses of the Adviser, and estimated profits realized by the Adviser in connection with the operation of each AIT Fund and whether the amount of profit is a fair entrepreneurial profit with respect to the advisory services provided to the AIT Funds. The Board also noted a loss in some of the Funds. The Board reviewed the profitability analysis provided by the Adviser

Conclusion. Having requested and received such information from the adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of Counsel, the Board concluded that the fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests of the future shareholders of the AIT Funds.

The Arrow Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
January 31, 2017

Shareholder Voting Results

At a Special Meeting of Shareholders of the Funds, held at the offices of Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788, on Friday, August 19, 2016, shareholders of record at the close of business on July 1, 2016 voted to approve the following proposals:

Proposal 1: To elect Thomas T. Sarkany and Robert S. Andrialis to the Board of Trustees of the Trust.

Thomas T. Sarkany
Shares Voted In Favor 55,559,565	Shares Voted Against or Abstentions 359,526

Robert S. Andrialis
Shares Voted In Favor 55,551,965	Shares Voted Against or Abstentions 367,126

PRIVACY NOTICE

Arrow Investments Trust

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933

PRIVACY NOTICE

Arrow Investments Trust

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Arrow Investments Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-277-6933.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive, Suite 100
Laurel, MD 20707

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 4/13/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 4/13/17

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/ Treasurer

Date 4/13/17